THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,896,148 (000))
MORTGAGE-BACKED SECURITIES — 99.7%
	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — 0.8%
ACREC, Ser 2021-FL1, Cl E
Callable 04/16/25 @ $100.000
7.431%, TSFR1M + 3.114%, 10/16/36(A)(B)		$1,030	$1,025
Arbor Realty Commercial Real Estate Notes, Ser 2021-FL3, Cl E
Callable 04/15/25 @ $100.000
6.984%, TSFR1M + 2.664%, 08/15/34(A)(B)		700	689
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 04/15/25 @ $100.000
7.349%, SOFR30A + 3.000%, 01/15/37(A)(B)		1,580	1,574
AREIT Trust, Ser 2022-CRE6, Cl D
7.197%, SOFR30A + 2.850%, 01/20/37(A)(B)		270	269
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000
9.158%, TSFR1M + 4.841%, 08/19/37(A)(B)		2,000	2,020
MF1, Ser 2022-FL8, Cl A
Callable 04/17/25 @ $100.000
5.667%, TSFR1M + 1.350%, 02/19/37(A)(B)		8,336	8,321
PFP, Ser 2024-11, Cl C
Callable 09/17/27 @ $100.000
7.311%, TSFR1M + 2.990%, 09/17/39(A)(B)		1,171	1,170

			15,068

IRELAND — 0.4%
Hera Financing DAC, Ser 2024-1A, Cl A
6.752%, SONIO/N + 1.900%, 11/17/34(A)(B)	GBP	4,995	6,447

UNITED STATES — 98.5%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.657%, 06/05/37(A)(B)		$1,960	1,809
A&D Mortgage Trust, Ser 2023-NQM4, Cl B1
Callable 10/25/26 @ $100.000
8.069%, 09/25/68(A)(B)		1,500	1,515
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100.000
8.511%, 02/25/69(A)(B)		4,000	4,024

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
A&D Mortgage Trust, Ser 2024-NQM2, Cl B1
Callable 04/25/27 @ $100.000
8.379%, 04/25/69(A)(B)	$1,807	$1,843
ACHM Trust, Ser 2025-HE1, Cl A
Callable 10/25/31 @ $100.000
5.920%, 03/25/55(A)(B)	3,500	3,499
Acrec, Ser 2025-FL3, Cl A
Callable 01/18/27 @ $100.000
5.622%, TSFR1M + 1.310%, 08/18/42(A)(B)	10,000	9,988
Acrec, Ser 2025-FL3, Cl D
Callable 01/18/27 @ $100.000
7.353%, TSFR1M + 3.041%, 08/18/42(A)(B)	2,000	1,997
ADMT, Ser 2024-NQM6, Cl B1A
Callable 12/25/27 @ $100.000
7.301%, 01/25/70(A)(B)	1,918	1,922
ADMT, Ser 2024-NQM6, Cl B1B
Callable 12/25/27 @ $100.000
7.301%, 01/25/70(A)(B)	400	387
ADMT, Ser 2024-NQM6, Cl B2
Callable 12/25/27 @ $100.000
7.301%, 01/25/70(A)(B)	410	389
BAMLL Commercial Mortgage Securities Trust, Ser 2019-BPR, Cl ANM
3.112%, 11/05/32(A)	117	111
BDS, Ser 2024-FL13, Cl A
Callable 08/19/28 @ $100.000
5.893%, TSFR1M + 1.576%, 09/19/39(A)(B)	8,000	8,019
Benchmark Mortgage Trust, Ser 2025-V13, Cl HCD
Callable 02/15/30 @ $100.000
8.297%, 02/15/58(A)(B)	2,610	2,539
BRAVO Residential Funding Trust, Ser 2023-NQM7, Cl B2
Callable 10/25/26 @ $100.000
7.929%, 09/25/63(A)(B)	170	168
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100.000
8.161%, 12/01/63(A)(B)	100	100

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BRAVO Residential Funding Trust, Ser 2024-NQM3, Cl B2
Callable 03/25/27 @ $100.000
8.359%, 03/25/64(A)(B)	$100	$100
BSPRT Issuer, Ser 2024-FL11, Cl A
Callable 09/15/27 @ $100.000
5.957%, TSFR1M + 1.638%, 07/15/39(A)(B)	10,000	10,001
BX Trust, Ser 2018-GW, Cl G
7.537%, TSFR1M + 3.217%, 05/15/35(A)(B)	2,227	2,222
BX Trust, Ser 2018-GWMZ, Cl MC
10.104%, TSFR1M + 5.785%, 05/15/37(A)(B)	1,580	1,579
BX Trust, Ser 2021-ARIA, Cl G
7.576%, TSFR1M + 3.257%, 10/15/36(A)(B)	3,000	2,933
BXMT, Ser 2025-FL5, Cl A
Callable 03/18/27 @ $100.000
5.959%, TSFR1M + 1.639%, 10/18/42(A)(B)	5,000	4,970
CAFL Issuer, Ser 2021-RTL1, Cl A2
Callable 04/28/25 @ $100.000
5.104%, 03/28/29(A)(C)	236	236
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
0.000%, 08/29/29(A)(D)	260	179
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 02/25/37 @ $100.000
0.188%, 03/25/55(A)(B)	9,506	29
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 10/25/40 @ $100.000
0.276%, 04/25/55(A)(B)	13,149	62
CHNGE Mortgage Trust, Ser 2022-4, Cl B2
Callable 04/25/25 @ $100.000
6.945%, 10/25/57(A)(B)	310	297
CLNY Trust, Ser 2019-IKPR, Cl C
6.355%, TSFR1M + 2.040%, 11/15/38(A)(B)	1,000	956
CLNY Trust, Ser 2019-IKPR, Cl D
6.704%, TSFR1M + 2.389%, 11/15/38(A)(B)	450	426
COLT Mortgage Loan Trust, Ser 2022-7, Cl B2
Callable 07/25/25 @ $100.000
6.280%, 04/25/67(A)(B)	180	183

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
COLT Mortgage Loan Trust, Ser 2023-1, Cl B2
Callable 04/25/26 @ $100.000
8.019%, 04/25/68(A)(B)	$140	$139
COLT Mortgage Loan Trust, Ser 2024-2, Cl B2
Callable 03/25/27 @ $100.000
8.397%, 04/25/69(A)(B)	100	100
COMM Mortgage Trust, Ser 2014-LC17, Cl E
Callable 04/10/25 @ $100.000
3.114%, 10/10/47(A)	100	85
COMM Mortgage Trust, Ser 2014-UBS6, Cl D
Callable 10/10/28 @ $100.000
3.861%, 12/10/47(A)(B)	1,620	1,457
COMM Mortgage Trust, Ser 2019-521F, Cl B
5.567%, TSFR1M + 1.247%, 06/15/34(A)(B)	510	432
COMM Mortgage Trust, Ser 2019-521F, Cl C
5.767%, TSFR1M + 1.447%, 06/15/34(A)(B)	360	276
COMM Mortgage Trust, Ser 2024-CBM, Cl E
7.927%, 12/10/41(A)(B)	1,070	1,053
COMM Mortgage Trust, Ser 2024-CBM, Cl F
7.927%, 12/10/41(A)(B)	2,020	1,890
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
7.608%, TSFR1M + 3.289%, 06/15/41(A)(B)	1,000	995
CORE Mortgage Trust, Ser 2019-CORE, Cl C
5.667%, TSFR1M + 1.347%, 12/15/31(A)(B)	116	114
CORE Mortgage Trust, Ser 2019-CORE, Cl E
6.267%, TSFR1M + 1.947%, 12/15/31(A)(B)	1,604	1,580
Cross Mortgage Trust, Ser 2023-H1, Cl B1
Callable 07/25/26 @ $100.000
8.306%, 03/25/68(A)(B)	5,000	5,031
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000
8.410%, 11/25/68(A)(B)	3,760	3,797
Cross Mortgage Trust, Ser 2024-H1, Cl B1
Callable 01/25/27 @ $100.000
8.760%, 12/25/68(A)(B)	100	102
CSMC Trust, Ser 2017-PFHP, Cl A
5.317%, TSFR1M + 0.997%, 12/15/30(A)(B)	150	149
CSMC Trust, Ser 2021-BHAR, Cl A
5.585%, TSFR1M + 1.264%, 11/15/38(A)(B)	7,950	7,920

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
CSMC Trust, Ser 2021-GATE, Cl C
7.141%, TSFR1M + 2.821%, 12/15/36(A)(B)	$300	$284
CSMC Trust, Ser 2021-GATE, Cl D
7.991%, TSFR1M + 3.671%, 12/15/36(A)(B)	480	442
Deephaven Residential Mortgage Trust, Ser 2024-1, Cl A1
Callable 11/25/27 @ $100.000
5.735%, 07/25/69(A)(C)	4,493	4,503
EFMT, Ser 2024-RM3, Cl A1A
Callable 08/25/33 @ $100.000
5.000%, 12/25/54(A)	859	818
EFMT, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.346%, 03/25/70(A)(B)	100	98
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 07/25/25 @ $100.000
4.986%, 08/25/67(A)(B)	200	187
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl B1
Callable 01/25/29 @ $100.000
12.090%, SOFR30A + 7.750%, 01/25/51(A)(B)	130	144
FHLMC Multifamily Structured Credit Risk, Ser 2022-MN5, Cl B1
Callable 11/25/30 @ $100.000
13.840%, SOFR30A + 9.500%, 11/25/42(A)(B)	280	318
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl B1
Callable 09/25/31 @ $100.000
13.190%, SOFR30A + 8.850%, 09/25/43(A)(B)	180	209
FHLMC Multifamily Structured Credit Risk, Ser 2025-MN10, Cl B1
Callable 02/25/30 @ $100.000
9.290%, SOFR30A + 4.950%, 02/25/45(A)(B)	390	392
FHLMC Multifamily Structured Credit Risk, Ser 2025-MN10, Cl M2
Callable 02/25/30 @ $100.000
7.190%, SOFR30A + 2.850%, 02/25/45(A)(B)	790	789
FHLMC, Ser 2017-356, Cl S5, IO
1.537%, 09/15/47(B)	19,569	2,095

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	$12,402	$2,631
FHLMC, Ser 2019-4927, Cl IO, IO
5.000%, 11/25/49	8,064	1,887
FHLMC, Ser 2020-4986, Cl IO, IO
4.500%, 06/25/50	14,807	3,228
FHLMC, Ser 2020-4989, Cl EI, IO
4.000%, 07/25/50	13,439	2,741
FHLMC, Ser 2020-4998, Cl KI, IO
4.000%, 08/25/50	16,380	3,538
FHLMC, Ser 2020-5003, Cl LI, IO
2.500%, 08/25/50	14,719	1,636
FHLMC, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/50	14,658	3,054
FHLMC, Ser 2020-5036, Cl IB, IO
5.000%, 10/25/48	11,017	2,642
FHLMC, Ser 2021-5077, Cl LI, IO
3.000%, 02/25/51	24,583	4,034
FHLMC, Ser 2021-5093, Cl GI, IO
3.000%, 03/25/51	14,164	2,374
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	16,486	3,231
FHLMC, Ser 2021-5112, Cl KI, IO
3.500%, 06/25/51	18,973	3,522
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	19,216	4,699
FHLMC, Ser 2021-5152, Cl YI, IO
4.000%, 10/25/49	12,436	2,603
FHLMC, Ser 2021-5163, Cl JI, IO
4.000%, 09/25/51	18,319	3,762
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	8,200	1,744
FHLMC, Ser 2021-5184, Cl IO, IO
4.000%, 01/25/52	17,139	3,554
FHLMC, Ser 2022-5250, Cl SA, IO
0.990%, 08/25/52(B)	40,748	3,131
FHLMC, Ser 2022-5251, Cl MS, IO
0.860%, 08/25/52(B)	56,585	3,283
FHLMC, Ser 2022-5252, Cl SP, IO
1.010%, 09/25/52(B)	29,149	2,028

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2022-5255, Cl SA, IO
0.960%, 09/25/52(B)	$40,827	$2,697
FHLMC, Ser 2023-406, Cl S16, IO
1.160%, 10/25/53(B)	38,321	1,889
FHLMC, Ser 2023-406, Cl S4, IO
1.760%, 10/25/53(B)	58,144	3,338
FHLMC, Ser 2023-406, Cl S43, IO
2.860%, 10/25/53(B)	38,321	3,576
FHLMC, Ser 2023-406, Cl S44, IO
2.660%, 10/25/53(B)	74,918	6,616
FHLMC, Ser 2023-5290, Cl TS, IO
1.910%, 12/25/52(B)	44,698	3,913
FHLMC, Ser 2023-5296, Cl ST, IO
1.910%, 11/25/52(B)	44,144	3,348
FHLMC, Ser 2023-5336, Cl SA, IO
1.460%, 09/25/53(B)	57,307	3,194
FHLMC, Ser 2023-5339, Cl AS, IO
1.400%, 09/25/53(B)	41,558	2,832
FHLMC, Ser 2023-5344, Cl SA, IO
1.310%, 10/25/53(B)	57,861	2,522
FHLMC, Ser 2023-5354, Cl SL, IO
2.510%, 11/25/53(B)	36,275	2,928
FHLMC, Ser 2024-5412, Cl MI, IO
5.000%, 01/25/49	14,723	2,251
FHLMC, Ser 2024-5416, Cl SC, IO
2.660%, 06/25/54(B)	39,035	3,858
FHLMC, Ser 2024-5420, Cl SG, IO
0.860%, 06/25/54(B)	222,302	8,176
FNMA or FHLMC TBA
5.500%, 04/15/55	1,295,000	1,293,279
FNMA, Ser 2012-75, Cl DS, IO
1.496%, 07/25/42(B)	8,434	870
FNMA, Ser 2018-73, Cl SC, IO
1.746%, 10/25/48(B)	18,503	2,198
FNMA, Ser 2019-49, Cl IC, IO
4.500%, 05/25/44	7,350	746
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	11,217	2,166
FNMA, Ser 2020-57, Cl IB, IO
4.500%, 08/25/50	28,687	6,253

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	$11,192	$2,819
FNMA, Ser 2020-77, Cl HI, IO
4.000%, 11/25/50	16,608	3,476
FNMA, Ser 2021-25, Cl IT, IO
4.000%, 05/25/51	19,402	4,102
FNMA, Ser 2021-27, Cl EI, IO
4.500%, 05/25/51	22,276	5,123
FNMA, Ser 2021-4, Cl IV, IO
4.500%, 06/25/50	11,941	2,738
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	25,554	4,883
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	24,601	2,748
FNMA, Ser 2022-4, Cl WI, IO
3.000%, 02/25/52	30,870	3,465
FNMA, Ser 2022-40, Cl PS, IO
1.710%, 12/25/51(B)	19,321	910
FNMA, Ser 2022-58, Cl S, IO
0.960%, 09/25/52(B)	53,130	2,743
FNMA, Ser 2022-74, Cl SA, IO
0.460%, 10/25/52(B)	51,305	2,224
FNMA, Ser 2022-74, Cl US, IO
0.660%, 11/25/52(B)	60,587	2,417
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	20,604	4,220
FNMA, Ser 2023-11, Cl HS, IO
1.835%, 04/25/53(B)	109,660	5,682
FNMA, Ser 2023-11, Cl SA, IO
1.910%, 04/25/53(B)	52,886	3,944
FNMA, Ser 2023-19, Cl SB, IO
2.510%, 05/25/53(B)	17,161	1,607
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	57,752	3,956
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	11,284	2,413
FNMA, Ser 2024-12, Cl DS, IO
1.710%, 03/25/54(B)	40,113	2,595
FNMA, Ser 2024-22, Cl SA, IO
1.760%, 05/25/54(B)	67,525	4,453

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2024-24, Cl SB, IO
2.260%, 09/25/53(B)	$41,173	$3,257
FNMA, Ser 2024-35, Cl BS, IO
0.860%, 06/25/54(B)	33,152	1,388
FNMA, Ser 2024-68, Cl SA, IO
1.610%, 09/25/54(B)	52,283	3,015
FNMA, Ser 2024-84, Cl HS, IO
2.760%, 11/25/54(B)	53,762	4,967
FNMA, Ser 2024-89, Cl SD, IO
0.760%, 09/25/53(B)	68,123	2,811
FNMA, Ser 2024-90, Cl SB, IO
1.410%, 11/25/53(B)	89,098	4,732
FNMA, Ser 2024-92, Cl SB, IO
0.810%, 12/25/54(B)	82,963	3,341
FNMA, Ser 2024-97, Cl MS, IO
1.560%, 01/25/55(B)	32,479	1,803
FNMA, Ser 2025-4, Cl SB, IO
1.460%, 12/25/53(B)	147,855	7,314
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.769%, TSFR1M + 1.450%, 12/15/39(A)(B)	10,000	9,994
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl F
8.569%, TSFR1M + 4.250%, 12/15/39(A)(B)	3,790	3,790
GCAT Trust, Ser 2024-NQM2, Cl B1
Callable 06/25/27 @ $100.000
7.860%, 06/25/59(A)(B)	1,000	1,013
GCAT Trust, Ser 2024-NQM2, Cl B2
Callable 06/25/27 @ $100.000
8.022%, 06/25/59(A)(B)	210	208
GNMA, Ser 2010-35, Cl AS, IO
1.316%, 03/20/40(B)	10,043	941
GNMA, Ser 2010-37, Cl SG, IO
1.266%, 03/20/40(B)	7,853	730
GNMA, Ser 2011-70, Cl WI, IO
0.416%, 12/20/40(B)	15,877	853
GNMA, Ser 2015-123, Cl SE, IO
1.286%, 09/20/45(B)	9,282	920
GNMA, Ser 2016-77, Cl SC, IO
1.666%, 10/20/45(B)	12,578	1,327

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2017-179, Cl TI, IO
4.500%, 12/20/47	$10,930	$2,407
GNMA, Ser 2018-100, Cl S, IO
1.766%, 07/20/48(B)	9,854	1,245
GNMA, Ser 2018-21, Cl PI, IO
4.500%, 02/20/48	23,080	5,313
GNMA, Ser 2018-89, Cl LS, IO
1.766%, 06/20/48(B)	16,197	2,092
GNMA, Ser 2018-91, Cl SH, IO
1.816%, 07/20/48(B)	9,821	1,188
GNMA, Ser 2018-91, Cl SJ, IO
1.816%, 07/20/48(B)	10,317	1,010
GNMA, Ser 2019-133, Cl EI, IO
4.500%, 04/20/49	8,740	1,995
GNMA, Ser 2019-143, Cl SC, IO
1.616%, 04/20/46(B)	21,782	2,582
GNMA, Ser 2020-127, Cl IY, IO
4.000%, 08/20/50	13,585	2,696
GNMA, Ser 2020-148, Cl IP, IO
4.500%, 02/20/48	20,019	4,661
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	15,645	3,090
GNMA, Ser 2020-53, Cl QI, IO
4.500%, 08/20/49	10,518	2,275
GNMA, Ser 2020-78, Cl DI, IO
4.000%, 06/20/50	40,788	9,351
GNMA, Ser 2021-139, Cl WI, IO
4.048%, 11/20/45(B)	12,371	2,185
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	9,596	2,209
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	15,338	1,065
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	27,472	3,746
GNMA, Ser 2021-78, Cl IC, IO
4.000%, 05/20/51	26,640	5,085
GNMA, Ser 2022-137, Cl JS, IO
1.656%, 08/20/52(B)	46,669	3,680
GNMA, Ser 2022-148, Cl SJ, IO
1.656%, 08/20/52(B)	35,024	2,757

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2022-153, Cl SG, IO
1.106%, 09/20/52(B)	$32,188	$1,522
GNMA, Ser 2022-159, Cl JS, IO
0.906%, 09/20/52(B)	40,308	2,326
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	12,885	2,762
GNMA, Ser 2022-193, Cl SA, IO
0.356%, 11/20/52(B)	64,697	1,770
GNMA, Ser 2022-212, Cl SA, IO
1.806%, 12/20/52(B)	23,984	1,330
GNMA, Ser 2022-213, Cl TS, IO
2.506%, 12/20/52(B)	12,354	818
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	8,778	1,972
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	23,843	3,657
GNMA, Ser 2022-34, Cl IT, IO
4.000%, 01/20/51	14,880	3,033
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	23,922	3,578
GNMA, Ser 2023-102, Cl BS, IO
1.706%, 07/20/53(B)	23,772	1,424
GNMA, Ser 2023-122, Cl SG, IO
2.256%, 08/20/53(B)	24,175	1,349
GNMA, Ser 2023-123, Cl GS, IO
2.156%, 08/20/53(B)	36,262	1,957
GNMA, Ser 2023-123, Cl MS, IO
1.656%, 08/20/53(B)	71,730	4,451
GNMA, Ser 2023-164, Cl MS, IO
1.706%, 11/20/53(B)	30,803	1,545
GNMA, Ser 2023-170, Cl SC, IO
1.506%, 11/20/53(B)	30,803	1,337
GNMA, Ser 2023-21, Cl SE, IO
0.656%, 02/20/53(B)	32,302	1,063
GNMA, Ser 2023-4, Cl SA, IO
1.106%, 01/20/53(B)	48,055	1,828
GNMA, Ser 2023-4, Cl SG, IO
1.906%, 01/20/53(B)	73,304	4,887
GNMA, Ser 2023-5, Cl SC, IO
1.856%, 01/20/53(B)	52,008	2,801

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MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2023-56, Cl SE, IO
0.556%, 04/20/53(B)	$33,891	$1,089
GNMA, Ser 2023-69, Cl SA, IO
1.206%, 05/20/53(B)	67,920	3,418
GNMA, Ser 2023-82, Cl US, IO
2.406%, 06/20/53(B)	19,390	1,693
GNMA, Ser 2024-110, Cl SK, IO
0.806%, 07/20/54(B)	68,446	2,029
GNMA, Ser 2024-111, Cl SM, IO
0.956%, 07/20/54(B)	28,925	937
GNMA, Ser 2024-24, Cl HI, IO
4.000%, 03/20/52	33,214	6,808
GNMA, Ser 2024-65, Cl SU, IO
1.806%, 05/20/53(B)	56,813	3,576
GNMA, Ser 2024-H11, Cl EI, IO
0.827%, 06/20/74(B)	926	58
GNMA, Ser 2024-H14, Cl AI, IO
0.929%, 08/20/74(B)	2,488	172
GNMA, Ser 2024-H20, Cl KI, IO
0.928%, 11/20/74(B)	14,550	1,260
GNMA, Ser 2024-H21, Cl IB, IO
0.908%, 12/20/74(B)	3,860	276
GS Mortgage Securities Trust, Ser 2015-590M, Cl B
Callable 10/10/25 @ $100.000
3.805%, 10/10/35(A)(B)	400	388
GS Mortgage Securities Trust, Ser 2015-590M, Cl C
Callable 10/10/25 @ $100.000
3.805%, 10/10/35(A)(B)	390	371
GS Mortgage Securities Trust, Ser 2015-GS1, Cl B
Callable 11/10/25 @ $100.000
4.238%, 11/10/48(B)	480	448
GS Mortgage Securities Trust, Ser 2018-3PCK, Cl D
8.684%, TSFR1M + 4.614%, 09/15/31(A)(B)	2,500	2,512
GS Mortgage-Backed Securities Trust, Ser 2021-PJ4, Cl AIOS, IO
Callable 02/25/46 @ $100.000
0.220%, 09/25/51(A)(B)	2,680	36

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(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GS Mortgage-Backed Securities Trust, Ser 2021-PJ6, Cl AIOS, IO
Callable 06/25/46 @ $100.000
0.150%, 11/25/51(A)(B)	$5,771	$55
GS Mortgage-Backed Securities Trust, Ser 2021-PJ7, Cl AIOS, IO
Callable 02/25/47 @ $100.000
0.150%, 01/25/52(A)(B)	7,257	69
GS Mortgage-Backed Securities Trust, Ser 2023-CCM1, Cl B2
Callable 02/25/26 @ $100.000
7.400%, 08/25/53(A)(B)	630	621
GSMS Trust, Ser 2024-FAIR, Cl D
7.419%, 07/15/29(A)(B)	2,750	2,844
HOMES Trust, Ser 2024-AFC1, Cl A1
Callable 09/25/27 @ $100.000
5.224%, 08/25/59(A)(C)	4,686	4,657
HOMES Trust, Ser 2024-NQM2, Cl B1
Callable 11/25/27 @ $100.000
7.751%, 10/25/69(A)(B)	160	161
HOMES Trust, Ser 2025-AFC1, Cl B1
Callable 01/25/28 @ $100.000
7.062%, 01/25/60(A)(B)	1,755	1,756
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 04/25/25 @ $100.000
5.536%, 10/25/55(A)(B)	742	706
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl A
4.916%, TSFR1M + 0.597%, 04/15/37(A)(B)	264	258
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl B
5.426%, TSFR1M + 1.107%, 04/15/37(A)(B)	2,470	2,408
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 01/25/36 @ $100.000
6.287%, 11/25/53(A)(B)	253	228
J.P. Morgan Mortgage Trust, Ser 2024-VIS1, Cl B2
Callable 04/25/27 @ $100.000
8.084%, 07/25/64(A)(B)	100	99

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(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
J.P. Morgan Mortgage Trust, Ser 2024-VIS2, Cl B2
Callable 08/25/27 @ $100.000
7.728%, 11/25/64(A)(B)	$100	$98
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl F
Callable 04/15/25 @ $100.000
3.750%, 04/15/47(A)(B)	573	547
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl D1
Callable 11/15/25 @ $100.000
4.133%, 12/15/48(A)(B)	170	155
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C33, Cl D2
Callable 11/15/25 @ $100.000
4.133%, 12/15/48(A)(B)	110	100
KSL Commercial Mortgage Trust, Ser 2024-HT2, Cl A
5.862%, TSFR1M + 1.542%, 12/15/39(A)(B)	8,000	7,990
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/26 @ $100.000
11.254%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,118
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/26 @ $100.000
12.752%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	402
MCR Mortgage Trust, Ser 2024-HTL, Cl F
9.973%, TSFR1M + 5.653%, 02/15/37(A)(B)	314	314
MFA Trust, Ser 2024-NQM2, Cl A1
Callable 09/25/27 @ $100.000
5.272%, 08/25/69(A)(C)	4,404	4,385
MKT Mortgage Trust, Ser 2020-525M, Cl B
2.866%, 02/12/40(A)	2,490	2,082
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl C
Callable 06/15/28 @ $100.000
3.980%, 07/15/46(B)	100	88
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl E
Callable 06/15/28 @ $100.000
3.804%, 05/15/46(A)(B)	1,030	925

THE ADVISORS’ INNER CIRCLE FUND III

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MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 08/15/25 @ $100.000
4.318%, 05/15/48(A)(B)	$170	$140
Morgan Stanley Capital I Trust, Ser 2018-MP, Cl E
4.276%, 07/11/40(A)(B)	130	88
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
0.866%, 05/05/29(A)(B)	2,279	73
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-4, Cl B4
Callable 11/25/30 @ $100.000
7.025%, 09/25/54(A)(B)	100	89
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 03/25/32 @ $100.000
7.512%, 02/25/54(A)(B)	99	93
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B1B
Callable 09/25/27 @ $100.000
7.504%, 07/25/69(A)(B)	150	149
Multifamily Connecticut Avenue Securities Trust, Ser 2019-01, Cl B10
9.954%, SOFR30A + 5.614%, 10/25/49(A)(B)	1,500	1,496
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl B1
Callable 10/25/30 @ $100.000
14.090%, SOFR30A + 9.750%, 11/25/53(A)(B)	18	21
Multifamily Connecticut Avenue Securities Trust, Ser 2023-01, Cl M10
Callable 10/25/30 @ $100.000
10.840%, SOFR30A + 6.500%, 11/25/53(A)(B)	1,430	1,601
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
9.512%, TSFR1M + 5.193%, 03/15/35(A)(B)	1,125	1,128
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B1
Callable 02/25/27 @ $100.000
7.912%, 03/25/64(A)(B)	2,000	2,017

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Residential Mortgage Loan Trust, Ser 2024-NQM1, Cl B2
Callable 02/25/27 @ $100.000
8.057%, 03/25/64(A)(B)	$190	$187
New Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B2
Callable 06/25/30 @ $100.000
7.169%, 11/25/64(A)(B)	460	428
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B1
Callable 08/25/30 @ $100.000
7.284%, 05/25/65(A)(B)	590	589
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B2
Callable 08/25/30 @ $100.000
7.284%, 05/25/65(A)(B)	100	95
NLT Trust, Ser 2023-1, Cl B1
Callable 04/25/44 @ $100.000
3.720%, 10/25/62(A)(B)	270	185
NLT Trust, Ser 2023-1, Cl B2
Callable 04/25/44 @ $100.000
3.720%, 10/25/62(A)(B)	230	141
NLT Trust, Ser 2023-1, Cl B3
Callable 04/25/44 @ $100.000
3.720%, 10/25/62(A)(B)	400	217
NYMT Loan Trust, Ser 2025-INV1, Cl B1
Callable 03/25/28 @ $100.000
6.997%, 04/25/60(A)(B)	100	98
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 10/25/46 @ $100.000
0.208%, 10/25/51(A)(B)	3,740	46
OBX Trust, Ser 2024-NQM3, Cl A1
Callable 02/25/27 @ $100.000
6.129%, 12/25/63(A)(C)	7,339	7,388
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
3.945%, 05/10/39(A)(B)	150	121
PRKCM Trust, Ser 2023-AFC3, Cl B2
Callable 08/25/26 @ $100.000
7.805%, 09/25/58(A)(B)	110	108

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
PRKCM Trust, Ser 2024-AFC1, Cl B2
Callable 02/25/27 @ $100.000
8.343%, 03/25/59(A)(B)	$180	$180
PRKCM Trust, Ser 2024-HOME1, Cl B2
Callable 05/25/27 @ $100.000
7.779%, 05/25/59(A)(B)	150	148
PRPM Trust, Ser 2023-NQM2, Cl B2
Callable 09/25/26 @ $100.000
6.963%, 08/25/68(A)(B)	290	285
PRPM Trust, Ser 2024-NQM4, Cl B1
Callable 12/25/27 @ $100.000
7.633%, 12/26/69(A)(B)	1,440	1,456
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100.000
4.000%, 05/25/54(A)(C)	310	261
PRPM Trust, Ser 2024-RCF5, Cl M2
Callable 08/25/26 @ $100.000
4.000%, 08/25/54(A)(C)	120	103
PRPM Trust, Ser 2025-NQM1, Cl B1
Callable 02/25/28 @ $100.000
7.782%, 11/25/69(A)(B)	1,000	1,014
RATE Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 07/25/48 @ $100.000
0.211%, 10/25/51(A)(B)	2,029	25
RCKT Mortgage Trust, Ser 2021-4, Cl AX1, IO
Callable 05/25/46 @ $100.000
0.507%, 09/25/51(A)(B)	9,170	243
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
Callable 09/25/27 @ $100.000
5.158%, 10/25/44(A)(C)	4,576	4,552
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 04/25/25 @ $100.000
2.125%, 09/25/61(A)(B)	84	76
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100.000
7.500%, 02/25/30(A)(C)	350	348

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 04/25/41 @ $100.000
9.240%, SOFR30A + 4.900%, 02/26/52(A)(B)	$203	$225
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 04/25/41 @ $100.000
10.190%, SOFR30A + 5.850%, 02/26/52(A)(B)	299	337
SCG Mortgage Trust, Ser 2024-MSP, Cl E
9.256%, TSFR1M + 4.937%, 04/15/41(A)(B)	3,380	3,377
Sequoia Mortgage Trust, Ser 2024-9, Cl B4
Callable 06/25/31 @ $100.000
6.556%, 10/25/54(A)(B)	368	323
TEXAS Commercial Mortgage Trust, Ser 2025-TWR, Cl D
7.401%, TSFR1M + 3.091%, 04/15/42(A)(B)	130	130
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.398%, 12/10/34(A)(B)	1,500	1,521
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.189%, 12/10/34(A)(B)	560	537
Verus Securitization Trust, Ser 2022-4, Cl B2
Callable 04/25/25 @ $100.000
4.765%, 04/25/67(A)(B)	160	138
Verus Securitization Trust, Ser 2023-3, Cl B2
Callable 04/25/26 @ $100.000
7.784%, 03/25/68(A)(B)	100	99
Verus Securitization Trust, Ser 2023-4, Cl B1
Callable 05/25/26 @ $100.000
8.091%, 05/25/68(A)(B)	1,240	1,247
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100.000
8.035%, 06/25/68(A)(B)	3,431	3,415
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.799%, 09/25/68(A)(B)	2,348	2,331
Verus Securitization Trust, Ser 2023-7, Cl B1
Callable 10/25/26 @ $100.000
7.894%, 10/25/68(A)(B)	1,500	1,512

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2023-8, Cl B1
Callable 12/25/26 @ $100.000
8.107%, 12/25/68(A)(B)	$2,690	$2,724
Verus Securitization Trust, Ser 2023-8, Cl B2
Callable 12/25/26 @ $100.000
8.107%, 12/25/68(A)(B)	100	100
Verus Securitization Trust, Ser 2023-INV1, Cl B2
Callable 02/25/26 @ $100.000
7.511%, 02/25/68(A)(B)	890	881
Verus Securitization Trust, Ser 2023-INV2, Cl B2
Callable 07/25/26 @ $100.000
8.093%, 08/25/68(A)(B)	220	219
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100.000
8.211%, 11/25/68(A)(B)	180	182
Verus Securitization Trust, Ser 2023-INV3, Cl B2
Callable 11/25/26 @ $100.000
8.211%, 11/25/68(A)(B)	100	100
Verus Securitization Trust, Ser 2024-2, Cl B1
Callable 02/25/27 @ $100.000
7.864%, 02/25/69(A)(B)	1,500	1,516
Verus Securitization Trust, Ser 2024-3, Cl B1
Callable 04/25/27 @ $100.000
8.028%, 04/25/69(A)(B)	2,000	2,034
Verus Securitization Trust, Ser 2024-3, Cl B2
Callable 04/25/27 @ $100.000
8.400%, 04/25/69(A)(B)	120	120
Verus Securitization Trust, Ser 2024-4, Cl B1
Callable 05/25/27 @ $100.000
7.643%, 06/25/69(A)(B)	1,000	1,011
Verus Securitization Trust, Ser 2024-4, Cl B2
Callable 05/25/27 @ $100.000
8.041%, 06/25/69(A)(B)	200	198
Verus Securitization Trust, Ser 2024-5, Cl B2
Callable 06/25/27 @ $100.000
7.803%, 06/25/69(A)(B)	400	394
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.931%, 07/25/69(A)(B)	200	198

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2024-7, Cl B1
Callable 09/25/27 @ $100.000
6.496%, 09/25/69(A)(B)	$1,950	$1,926
Verus Securitization Trust, Ser 2024-7, Cl B2
Callable 09/25/27 @ $100.000
7.840%, 09/25/69(A)(B)	250	249
Verus Securitization Trust, Ser 2024-8, Cl B2
Callable 10/25/27 @ $100.000
7.628%, 10/25/69(A)(B)	200	198
Verus Securitization Trust, Ser 2024-9, Cl B2
Callable 12/25/27 @ $100.000
7.372%, 11/25/69(A)(B)	150	146
Verus Securitization Trust, Ser 2024-INV1, Cl B2
Callable 03/25/27 @ $100.000
8.490%, 03/25/69(A)(B)	130	130
Verus Securitization Trust, Ser 2024-INV2, Cl B2
Callable 08/25/27 @ $100.000
7.982%, 08/26/69(A)(B)	100	99
Verus Securitization Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000
7.349%, 01/25/70(A)(B)	570	560
Verus Securitization Trust, Ser 2025-2, Cl B1
Callable 03/25/28 @ $100.000
6.966%, 03/25/70(A)	2,000	1,999
Verus Securitization Trust, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.315%, 02/25/70(A)(B)	230	225
Visio Trust, Ser 2023-1, Cl B2
Callable 03/25/26 @ $100.000
7.839%, 03/25/58(A)(B)	450	444
Visio Trust, Ser 2023-2, Cl B2
Callable 08/25/26 @ $100.000
7.738%, 10/25/58(A)(B)	460	451
Vista Point Securitization Trust, Ser 2024-CES3, Cl A1
Callable 12/25/27 @ $100.000
5.679%, 01/25/55(A)(C)	4,847	4,854
Vista Point Securitization Trust, Ser 2024-CES3, Cl B1
Callable 12/25/27 @ $100.000
7.833%, 01/25/55(A)(B)	1,644	1,658

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
WCORE Commercial Mortgage Trust, Ser 2024-CORE, Cl E
8.258%, TSFR1M + 3.939%, 11/15/41(A)(B)	$1,000	$999
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl D
Callable 04/15/25 @ $100.000
3.586%, 02/15/48(A)	410	405
Wells Fargo Commercial Mortgage Trust, Ser 2015-C26, Cl E
Callable 04/15/25 @ $100.000
3.250%, 02/15/48(A)	525	493
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Cl D
Callable 10/15/25 @ $100.000
3.153%, 09/15/57(A)	290	272
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl D
Callable 12/15/25 @ $100.000
3.241%, 12/15/48(A)	220	207
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl A11
6.310%, TSFR1M + 1.991%, 08/15/41(A)(B)	5,000	4,973
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl D11
8.008%, TSFR1M + 3.688%, 08/15/41(A)(B)	2,000	1,990
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 09/25/46 @ $100.000
0.485%, 12/25/50(A)(B)	3,738	112

		1,868,403

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,826,476) (000)		1,889,918

CORPORATE OBLIGATIONS — 26.6%

CANADA — 1.0%
1375209 BC
Callable 04/08/25 @ $100.000
9.000%, 01/30/28(A)	4,772	4,768

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
CANADA — (continued)
Bombardier
Callable 05/05/25 @ $100.000
7.875%, 04/15/27(A)	$12,237	$12,283
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	1,949	1,953

		19,004
IRELAND — 0.1%
GGAM Finance
Callable 09/15/26 @ $102.938
5.875%, 03/15/30(A)	2,738	2,702

NETHERLANDS — 0.2%
Trivium Packaging Finance
Callable 04/15/25 @ $100.000
8.500%, 08/15/27(A)	4,253	4,231

PANAMA — 0.1%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	2,126	2,038

UNITED KINGDOM — 8.4%
Barclays Bank
0.000%, 12/29/25(A)(E)	148,960	154,069
Belron UK Finance
Callable 10/15/26 @ $102.875
5.750%, 10/15/29(A)	2,062	2,048
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	796	881
Merlin Entertainments Group US Holdings
Callable 02/15/27 @ $103.688
7.375%, 02/15/31(A)	1,035	978

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)		Fair Value (000)
UNITED KINGDOM — (continued)
Sherwood Financing
Callable 12/15/26 @ $104.813
9.625%, 12/15/29(A)	GBP	360	$473

			158,449
UNITED STATES — 16.8%
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)		$5,123	5,337
AdaptHealth
Callable 04/15/25 @ $102.042
6.125%, 08/01/28(A)		2,310	2,262
Albertsons
Callable 05/05/25 @ $103.250
6.500%, 02/15/28(A)		4,823	4,891
Callable 05/05/25 @ $101.469
5.875%, 02/15/28(A)		2,680	2,679
Callable 05/05/25 @ $101.156
4.625%, 01/15/27(A)		754	743
Allied Universal Holdco
Callable 05/05/25 @ $100.000
9.750%, 07/15/27(A)		1,068	1,071
Alta Equipment Group
Callable 06/01/26 @ $104.500
9.000%, 06/01/29(A)		1,202	1,052
American Airlines
5.500%, 04/20/26(A)		387	386
AmeriTex HoldCo Intermediate
Callable 10/15/25 @ $105.125
10.250%, 10/15/28(A)		2,860	2,935
Arcosa
Callable 08/15/27 @ $103.438
6.875%, 08/15/32(A)		1,010	1,024
Callable 04/20/25 @ $101.458
4.375%, 04/15/29(A)		471	441
Ares Capital
7.000%, 01/15/27		1,022	1,053
Callable 02/01/29 @ $100.000
5.875%, 03/01/29		1,565	1,589

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 04/15/28 @ $100.000
2.875%, 06/15/28	$397	$370
Arko
Callable 05/05/25 @ $102.563
5.125%, 11/15/29(A)	1,724	1,397
Avient
Callable 09/15/27 @ $103.125
6.250%, 11/01/31(A)	1,335	1,323
BCPE Empire Holdings
Callable 05/01/25 @ $100.000
7.625%, 05/01/27(A)	4,178	4,109
Berry Global
Callable 05/05/25 @ $100.000
5.625%, 07/15/27(A)	3,025	3,021
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30(A)	2,593	2,543
Blue Owl Technology Finance
Callable 03/04/29 @ $100.000
6.750%, 04/04/29	959	972
Bread Financial Holdings
Callable 03/15/26 @ $104.875
9.750%, 03/15/29(A)	5,617	5,930
Callable 06/15/30 @ $100.000
8.375%, H15T5Y + 4.300%, 06/15/35(A)(B)	72	70
Brink's
Callable 06/15/26 @ $103.250
6.500%, 06/15/29(A)	985	999
Brundage-Bone Concrete Pumping Holdings
Callable 02/01/28 @ $103.750
7.500%, 02/01/32(A)	1,777	1,692
Buckeye Partners
Callable 02/01/27 @ $103.375
6.750%, 02/01/30(A)	631	639
BW Real Estate
Callable 3/30/2030 @ $100.000
9.500, H15T5Y + 5.402% (A)(B)(F)	240	242
Camelot Return Merger Sub
Callable 05/05/25 @ $106.563
8.750%, 08/01/28(A)	2,095	1,726

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Carnival
7.875%, 06/01/27	$1,565	$1,645
Carvana, Strike Price Fixed
Callable 08/15/25 @ $104.500
9.000% cash/0% PIK, 06/01/30(A)	1,530	1,620
Callable 04/15/25 @ $104.500
9.000% cash/0% PIK, 12/01/28(A)	1,556	1,602
CCO Holdings
Callable 07/01/25 @ $102.125
4.250%, 02/01/31(A)	500	443
CD&R Smokey Buyer
Callable 10/15/26 @ $104.750
9.500%, 10/15/29(A)	2,523	2,302
Century Communities
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,150
Champ Acquisition
Callable 12/01/27 @ $104.188
8.375%, 12/01/31(A)	931	962
Charter Communications Operating
Callable 05/01/29 @ $100.000
6.100%, 06/01/29	2,869	2,963
CITGO Petroleum
Callable 05/05/25 @ $101.594
6.375%, 06/15/26(A)	2,055	2,050
Clarios Global
Callable 05/05/25 @ $100.000
8.500%, 05/15/27(A)	12,148	12,151
Callable 04/15/25 @ $100.000
6.250%, 05/15/26(A)	83	83
Clue Opco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	2,288	2,289
CoreCivic
Callable 07/15/27 @ $100.000
4.750%, 10/15/27	2,266	2,199
Cornerstone Building Brands
Callable 08/15/26 @ $104.750
9.500%, 08/15/29(A)	961	800

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 05/05/25 @ $101.531
6.125%, 01/15/29(A)	$1,500	$915
Credit Acceptance
Callable 03/15/27 @ $103.313
6.625%, 03/15/30(A)	531	523
CVS Health
6.250%, 06/01/27	725	749
Callable 12/25/27 @ $100.000
4.300%, 03/25/28	3,349	3,309
Dealer Tire
Callable 05/05/25 @ $102.000
8.000%, 02/01/28(A)	4,745	4,624
Dell International
Callable 07/01/29 @ $100.000
5.300%, 10/01/29	4,117	4,192
Enova International
Callable 08/01/26 @ $104.563
9.125%, 08/01/29(A)	958	987
Fertitta Entertainment
Callable 05/05/25 @ $103.375
6.750%, 01/15/30(A)	1,257	1,087
Fiserv
Callable 07/21/28 @ $100.000
5.375%, 08/21/28	3,954	4,044
Flagstar Bancorp
Callable 11/01/25 @ $100.000
4.125%, TSFR3M + 3.910%, 11/01/30(B)	632	589
Flagstar Financial
Callable 05/06/25 @ $100.000
7.302%, TSFR3M + 3.042%, 11/06/28(B)	959	935
Focus Financial Partners
Callable 09/15/27 @ $103.375
6.750%, 09/15/31(A)	1,006	992
Freedom Mortgage
Callable 10/01/26 @ $106.125
12.250%, 10/01/30(A)	1,970	2,171
Callable 10/01/25 @ $106.000
12.000%, 10/01/28(A)	1,738	1,867
Callable 05/05/25 @ $101.656
6.625%, 01/15/27(A)	1,787	1,778

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Freedom Mortgage Holdings
Callable 04/01/28 @ $104.188
8.375%, 04/01/32(A)	$760	$743
Frontier Communications Holdings
Callable 05/05/25 @ $101.469
5.875%, 10/15/27(A)	12,113	12,099
GE HealthCare Technologies
Callable 10/15/27 @ $100.000
5.650%, 11/15/27	3,974	4,081
Genesis Energy
8.000%, 01/15/27	2,000	2,040
Genworth Holdings
Callable 04/20/25 @ $100.000
6.587%, TSFR3M + 2.264%, 11/15/36(B)	1,771	1,443
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	899	977
Callable 04/15/26 @ $104.313
8.625%, 04/15/29	1,587	1,667
Go Daddy Operating
Callable 05/05/25 @ $100.875
5.250%, 12/01/27(A)	2,000	1,983
Graham Packaging
Callable 05/05/25 @ $101.781
7.125%, 08/15/28(A)	2,055	2,007
Heartland Dental
Callable 05/15/25 @ $105.250
10.500%, 04/30/28(A)	2,022	2,124
Herc Holdings
Callable 06/15/26 @ $103.313
6.625%, 06/15/29(A)	2,000	2,006
H-Food Holdings
8.500%, 06/01/26(A) (G)	1,080	32
HP
Callable 12/15/27 @ $100.000
4.750%, 01/15/28	4,232	4,260
Hudson Pacific Properties
Callable 0 @ $–
5.950%, 02/15/28	1,709	1,484

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 08/01/27 @ $100.000
3.950%, 11/01/27	$160	$141
Icahn Enterprises
Callable 05/15/29 @ $100.000
10.000%, 11/15/29(A)	3,758	3,732
Callable 11/15/26 @ $100.000
5.250%, 05/15/27	1,689	1,606
ILFC E-Capital Trust I
Callable 05/05/25 @ $100.000
6.117%, TSFR3M + 1.812%, 12/21/65(A)(B)	240	200
ILFC E-Capital Trust II
Callable 05/05/25 @ $100.000
6.367%, TSFR3M + 2.062%, 12/21/65(A)(B)	2,910	2,445
Illuminate Buyer
Callable 05/05/25 @ $102.250
9.000%, 07/01/28(A)	7,063	7,020
Insulet
Callable 04/01/28 @ $103.250
6.500%, 04/01/33(A)	268	272
Iris Holding
Callable 06/15/25 @ $105.000
10.000%, 12/15/28(A)	2,876	2,564
Jane Street Group
Callable 11/01/27 @ $103.063
6.125%, 11/01/32(A)	2,016	1,984
JetBlue Airways
Callable 08/27/27 @ $104.938
9.875%, 09/20/31(A)	470	464
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	2,871	2,953
Kohl's
6.875%, 12/15/37	20	12
Callable 01/17/45 @ $100.000
5.550%, 07/17/45	1,080	589
Ladder Capital Finance Holdings
Callable 07/15/27 @ $103.500
7.000%, 07/15/31(A)	972	998
Callable 05/05/25 @ $100.000
4.250%, 02/01/27(A)	2,757	2,685

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
LD Holdings Group
Callable 11/01/25 @ $104.125
8.750%, 11/01/27(A)	$1,294	$1,176
Callable 04/15/25 @ $101.531
6.125%, 04/01/28(A)	1,670	1,324
Level 3 Financing
Callable 03/22/27 @ $105.375
10.750%, 12/15/30(A)	2,654	2,933
Callable 05/15/26 @ $105.250
10.500%, 05/15/30(A)	717	768
LFS Topco
Callable 05/05/25 @ $101.469
5.875%, 10/15/26(A)	2,101	2,054
Lumen Technologies
Callable 04/15/25 @ $100.000
10.000%, 10/15/32(A)	1,068	1,066
Maxim Crane Works Holdings Capital
Callable 09/01/25 @ $105.750
11.500%, 09/01/28(A)	5,195	5,214
Midcap Financial Issuer Trust
Callable 04/20/25 @ $103.250
6.500%, 05/01/28(A)	1,887	1,819
Mohegan Tribal Gaming Authority
Callable 04/15/27 @ $104.125
8.250%, 04/15/30(A)	1,831	1,799
Callable 04/11/25 @ $100.000
8.000%, 02/01/26(A)	8,048	8,047
Molina Healthcare
Callable 01/15/28 @ $103.125
6.250%, 01/15/33(A)	1,577	1,552
Nationstar Mortgage Holdings
Callable 05/05/25 @ $100.000
6.000%, 01/15/27(A)	644	644
Callable 05/05/25 @ $100.000
5.000%, 02/01/26(A)	2,097	2,088
Neptune Bidco US
Callable 10/15/25 @ $104.645
9.290%, 04/15/29(A)	1,242	1,078

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Enterprise Stone & Lime
Callable 05/05/25 @ $102.438
9.750%, 07/15/28(A)	$2,649	$2,663
New Home
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	1,388	1,424
NuStar Logistics
Callable 03/01/26 @ $100.000
6.000%, 06/01/26	1,677	1,684
Callable 01/28/27 @ $100.000
5.625%, 04/28/27	1,174	1,169
Olympus Water US Holding
Callable 06/01/25 @ $104.875
9.750%, 11/15/28(A)	3,166	3,287
Callable 05/05/25 @ $103.563
7.125%, 10/01/27(A)	1,463	1,462
OneMain Finance
7.125%, 03/15/26	2,284	2,318
Oracle
Callable 04/06/28 @ $100.000
4.500%, 05/06/28	4,518	4,520
Callable 08/27/29 @ $100.000
4.200%, 09/27/29	153	150
Pactiv
8.375%, 04/15/27	1,029	1,093
7.950%, 12/15/25	777	789
Pebblebrook Hotel
Callable 10/15/26 @ $103.188
6.375%, 10/15/29(A)	1,196	1,182
Planet Financial Group
Callable 12/15/26 @ $105.250
10.500%, 12/15/29(A)	2,330	2,338
Prime Security Services Borrower
5.750%, 04/15/26(A)	1,714	1,712
Callable 08/31/26 @ $100.000
3.375%, 08/31/27(A)	783	742
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	2,397	2,453

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Quikrete Holdings
Callable 03/01/28 @ $103.375
6.750%, 03/01/33(A)	$1,282	$1,276
Callable 03/01/28 @ $103.188
6.375%, 03/01/32(A)	1,092	1,099
Regal Rexnord
Callable 12/15/29 @ $100.000
6.300%, 02/15/30	1,946	2,024
Callable 03/15/28 @ $100.000
6.050%, 04/15/28	5,198	5,332
Rfna
Callable 02/15/27 @ $103.938
7.875%, 02/15/30(A)	1,070	1,057
Rithm Capital
Callable 04/01/26 @ $104.000
8.000%, 04/01/29(A)	2,940	2,923
Callable 05/05/25 @ $100.000
6.250%, 10/15/25(A)	1,308	1,306
RLJ Lodging Trust
Callable 05/05/25 @ $100.938
3.750%, 07/01/26(A)	793	775
Rocket Software
Callable 05/01/25 @ $103.000
9.000%, 11/28/28(A)	4,685	4,831
RR Donnelley & Sons
Callable 08/01/26 @ $104.750
9.500%, 08/01/29(A)	1,943	1,924
Saks Global Enterprises
Callable 12/15/26 @ $105.500
11.000%, 12/15/29(A)	3,290	2,665
Select Medical
Callable 12/01/27 @ $103.125
6.250%, 12/01/32(A)	2,918	2,843
Service International
Callable 10/15/27 @ $102.875
5.750%, 10/15/32	1,006	989
Service Properties Trust
Callable 06/15/27 @ $104.438
8.875%, 06/15/32	2,239	2,216

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 08/15/25 @ $100.000
5.250%, 02/15/26	$7,978	$7,925
Callable 08/01/26 @ $100.000
4.750%, 10/01/26	1,650	1,617
Callable 07/15/27 @ $100.000
3.950%, 01/15/28	1,286	1,166
Six Flags Entertainment
Callable 05/05/25 @ $100.000
7.000%, 07/01/25(A)	2,364	2,367
Sixth Street Lending Partners
Callable 12/15/29 @ $100.000
5.750%, 01/15/30	957	948
SPX FLOW
Callable 05/05/25 @ $104.375
8.750%, 04/01/30(A)	1,339	1,376
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	1,788	1,833
Callable 10/15/29 @ $100.000
6.000%, 04/15/30(A)	2,297	2,245
Callable 01/15/26 @ $100.000
3.625%, 07/15/26(A)	1,311	1,270
Sunoco
Callable 05/05/25 @ $100.000
6.000%, 04/15/27	1,726	1,723
Surgery Center Holdings
Callable 04/15/27 @ $103.625
7.250%, 04/15/32(A)	1,061	1,049
Tenet Healthcare
Callable 04/20/25 @ $100.000
6.250%, 02/01/27	2,017	2,018
TKC Holdings
Callable 05/05/25 @ $105.250
10.500%, 05/15/29(A)	1,052	1,048
Callable 05/05/25 @ $103.438
6.875%, 05/15/28(A)	2,989	2,970
T-Mobile USA
Callable 02/15/28 @ $100.000
4.950%, 03/15/28	5,724	5,790

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 09/01/29 @ $100.000
4.200%, 10/01/29	$159	$156
TMS International
Callable 04/15/25 @ $101.563
6.250%, 04/15/29(A)	2,940	2,737
TriMas
Callable 05/05/25 @ $101.031
4.125%, 04/15/29(A)	2,942	2,735
Triumph Group
Callable 05/05/25 @ $104.500
9.000%, 03/15/28(A)	5,753	6,048
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	1,957	1,951
XHR
Callable 05/15/27 @ $103.313
6.625%, 05/15/30(A)	617	606

		317,514
TOTAL CORPORATE OBLIGATIONS
(Cost $503,995) (000)		503,938

ASSET-BACKED SECURITIES — 15.5%

BERMUDA — 0.0%
Rad CLO, Ser 2023-20A, Cl E
Callable 07/20/25 @ $100.000
12.373%, TSFR3M + 8.080%, 07/20/36(A)(B)	250	252

CAYMAN ISLANDS — 5.3%
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100.000
11.243%, TSFR3M + 6.950%, 04/20/37(A)(B)	1,420	1,433
Anchorage Capital CLO, Ser 2024-29A, Cl E
Callable 07/20/26 @ $100.000
11.133%, TSFR3M + 6.840%, 07/20/37(A)(B)	1,500	1,496
Anchorage Capital CLO, Ser 2025-17A, Cl ER
Callable 04/15/27 @ $100.000
9.922%, TSFR3M + 5.600%, 02/15/38(A)(B)	250	247

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Anchorage Capital CLO, Ser 2025-21A, Cl ER
Callable 01/20/26 @ $100.000
10.543%, TSFR3M + 6.250%, 10/20/34(A)(B)	$470	$463
Apidos CLO XV, Ser 2018-15A, Cl ERR
Callable 04/20/25 @ $100.000
10.255%, TSFR3M + 5.962%, 04/20/31(A)(B)	1,000	989
Apidos CLO XXII, Ser 2020-22A, Cl DR
Callable 04/20/25 @ $100.000
11.305%, TSFR3M + 7.012%, 04/20/31(A)(B)	1,000	999
BSL CLO 2, Ser 2021-2A, Cl E
Callable 04/15/25 @ $100.000
11.274%, TSFR3M + 6.972%, 04/15/34(A)(B)	250	246
Carlyle Global Market Strategies CLO, Ser 2017-1A, Cl CR
Callable 05/14/25 @ $100.000
7.930%, TSFR3M + 3.612%, 08/14/30(A)(B)	750	750
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100.000
12.702%, TSFR3M + 8.400%, 10/15/36(A)(B)	410	416
CarVal CLO II, Ser 2024-1A, Cl ER2
Callable 07/20/25 @ $100.000
10.793%, TSFR3M + 6.500%, 04/20/32(A)(B)	1,000	982
CarVal CLO III, Ser 2025-2A, Cl ER2
10.293%, TSFR3M + 6.000%, 07/20/32(A)(B)	490	483
CIFC Funding, Ser 2017-2A, Cl E
Callable 04/20/25 @ $100.000
10.505%, TSFR3M + 6.212%, 04/20/30(A)(B)	500	497
CIFC Funding, Ser 2017-4A, Cl D
Callable 04/24/25 @ $100.000
10.658%, TSFR3M + 6.362%, 10/24/30(A)(B)	700	697
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 04/15/25 @ $100.000
10.764%, TSFR3M + 6.462%, 10/15/30(A)(B)	300	298
Dryden CLO, Ser 2018-60A, Cl D
Callable 04/15/25 @ $100.000
7.564%, TSFR3M + 3.262%, 07/15/31(A)(B)	300	300
Eaton Vance CLO, Ser 2013-1A, Cl D3R
Callable 04/15/25 @ $100.000
11.364%, TSFR3M + 7.062%, 01/15/34(A)(B)	1,500	1,473

THE ADVISORS’ INNER CIRCLE FUND III

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MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Elmwood CLO 21, Ser 2023-8A, Cl ER
Callable 10/20/25 @ $100.000
10.793%, TSFR3M + 6.500%, 10/20/36(A)(B)	$1,887	$1,890
Elmwood CLO II, Ser 2024-2A, Cl A2RR
Callable 10/20/26 @ $100.000
5.843%, TSFR3M + 1.550%, 10/20/37(A)(B)	11,000	11,010
Empower CLO, Ser 2023-2A, Cl E
Callable 10/15/25 @ $100.000
12.552%, TSFR3M + 8.250%, 07/15/36(A)(B)	1,530	1,552
Empower CLO, Ser 2024-1A, Cl D2
Callable 04/25/26 @ $100.000
9.250%, 04/25/37(A)	250	252
Empower CLO, Ser 2024-1A, Cl E
Callable 04/25/26 @ $100.000
10.800%, TSFR3M + 6.500%, 04/25/37(A)(B)	250	249
Empower CLO, Ser 2024-1A, Cl ER
Callable 10/20/26 @ $100.000
10.193%, TSFR3M + 5.900%, 10/20/37(A)(B)	660	654
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 04/15/25 @ $100.000
9.964%, TSFR3M + 5.662%, 07/15/30(A)(B)	788	782
Fortress Credit BSL III, Ser 2015-1A, Cl ER
Callable 04/18/25 @ $100.000
10.745%, TSFR3M + 6.452%, 04/18/31(A)(B)	1,000	992
Fortress Credit BSL VII, Ser 2024-1A, Cl ER
Callable 10/23/25 @ $100.000
9.790%, TSFR3M + 5.500%, 07/23/32(A)(B)	1,750	1,743
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 07/20/25 @ $100.000
11.565%, TSFR3M + 7.272%, 10/20/32(A)(B)	1,000	979
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 05/22/25 @ $100.000
10.625%, TSFR3M + 6.112%, 11/22/31(A)(B)	1,500	1,490
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100.000
12.123%, TSFR3M + 7.830%, 10/20/36(A)(B)	1,250	1,275
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100.000
11.040%, TSFR3M + 6.750%, 04/22/37(A)(B)	1,780	1,804

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Generate CLO, Ser 2024-2A, Cl ER2
Callable 10/22/26 @ $100.000
11.640%, TSFR3M + 7.350%, 10/22/37(A)(B)	$100	$101
Generate CLO, Ser 2024-6A, Cl AR2
Callable 10/22/26 @ $100.000
5.690%, TSFR3M + 1.400%, 10/22/37(A)(B)	10,000	9,997
Goldentree Loan Management US CLO, Ser 2019-5A, Cl E
Callable 04/20/25 @ $100.000
9.405%, TSFR3M + 5.112%, 10/20/32(A)(B)	520	511
Goldentree Loan Management US CLO, Ser 2025-6A, Cl ER2
Callable 10/20/25 @ $100.000
8.811%, TSFR3M + 4.500%, 04/20/35(A)(B)	3,800	3,770
Greywolf CLO IV, Ser 2021-1A, Cl DR
Callable 04/17/25 @ $100.000
11.423%, TSFR3M + 7.120%, 04/17/34(A)(B)	1,500	1,470
KKR CLO, Ser 2018-23, Cl E
Callable 04/20/25 @ $100.000
10.555%, TSFR3M + 6.262%, 10/20/31(A)(B)	1,000	990
LCM XIII, Ser 2016-13A, Cl ER
Callable 04/19/25 @ $100.000
11.855%, TSFR3M + 7.562%, 07/19/27(A)(B)	130	129
Madison Park Funding XXVII, Ser 2025-27A, Cl ER
9.817%, TSFR3M + 5.500%, 04/20/38(A)(B)	250	247
Meacham Park CLO, Ser 2024-1A, Cl E
Callable 10/20/26 @ $100.000
10.139%, TSFR3M + 5.350%, 10/20/37(A)(B)	1,500	1,489
Neuberger Berman Loan Advisers CLO, Ser 2024-29A, Cl A2R
Callable 01/19/27 @ $100.000
5.856%, TSFR3M + 1.520%, 01/19/39(A)(B)	11,700	11,707
Neuberger Berman Loan Advisers CLO, Ser 2025-38A, Cl ER2
Callable 04/20/26 @ $100.000
8.920%, TSFR3M + 4.600%, 10/20/36(A)(B)	1,000	987
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 06/15/25 @ $100.000
5.999%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,000	10,005

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Oaktree CLO, Ser 2022-1A, Cl E
Callable 05/15/25 @ $100.000
12.083%, TSFR3M + 7.760%, 05/15/33(A)(B)	$1,250	$1,238
Oaktree CLO, Ser 2023-2A, Cl E
Callable 07/20/25 @ $100.000
12.943%, TSFR3M + 8.650%, 07/20/36(A)(B)	250	253
Octagon Investment Partners 29, Ser 2024-1A, Cl ER2
Callable 07/18/26 @ $100.000
11.463%, TSFR3M + 7.170%, 07/18/39(A)(B)	1,500	1,523
Octagon Investment Partners 45, Ser 2022-1A, Cl ER
Callable 04/15/25 @ $100.000
11.122%, TSFR3M + 6.820%, 04/15/35(A)(B)	500	464
Octagon Investment Partners 48, Ser 2024-3A, Cl ER2
Callable 10/15/26 @ $100.000
11.052%, TSFR3M + 6.750%, 01/15/39(A)(B)	1,000	999
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
Callable 02/20/27 @ $100.000
8.822%, TSFR3M + 4.500%, 02/20/38(A)(B)	2,000	1,965
OZLM Funding II, Ser 2012-2A, Cl DR2
Callable 04/30/25 @ $100.000
10.449%, TSFR3M + 6.162%, 07/30/31(A)(B)	640	631
OZLM IX, Ser 2014-9A, Cl DRR
Callable 04/20/25 @ $100.000
10.675%, TSFR3M + 6.382%, 10/20/31(A)(B)	480	466
OZLM XIV, Ser 2025-14A, Cl DR3
Callable 01/15/27 @ $100.000
12.437%, TSFR3M + 8.150%, 01/15/38(A)(B)	250	246
OZLM XVII, Ser 2017-17A, Cl D
Callable 04/20/25 @ $100.000
10.545%, TSFR3M + 6.252%, 07/20/30(A)(B)	360	349
Rad CLO, Ser 2020-7A, Cl FR
Callable 04/17/25 @ $100.000
11.433%, TSFR3M + 7.130%, 04/17/36(A)(B)	320	310
Regatta XIV Funding, Ser 2018-3A, Cl E
Callable 04/25/25 @ $100.000
10.512%, TSFR3M + 6.212%, 10/25/31(A)(B)	1,250	1,235

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
Regatta XIX Funding, Ser 2022-1A, Cl E
Callable 04/20/25 @ $100.000
11.173%, TSFR3M + 6.880%, 04/20/35(A)(B)		$250	$249
Renew, Ser 2024-2A, Cl A
Callable 11/20/38 @ $100.000
5.326%, 11/20/60(A)		8,744	8,414
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
Callable 01/20/26 @ $100.000
10.552%, TSFR3M + 6.250%, 07/20/34(A)(B)		340	335
Sycamore Tree CLO, Ser 2023-2A, Cl ER
Callable 01/20/26 @ $100.000
11.973%, TSFR3M + 7.680%, 01/20/37(A)(B)		1,000	1,016
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 04/16/25 @ $100.000
10.859%, TSFR3M + 6.552%, 01/16/32(A)(B)		250	248
TIAA CLO I, Ser 2016-1A, Cl DR
Callable 04/20/25 @ $100.000
8.055%, TSFR3M + 3.762%, 07/20/31(A)(B)		500	501
TICP CLO VII, Ser 2017-7A, Cl ER
Callable 04/15/25 @ $100.000
11.614%, TSFR3M + 7.312%, 04/15/33(A)(B)		1,830	1,798

			100,084

IRELAND — 0.2%
Hayfin Emerald CLO V DAC, Ser 2024-5A, Cl ER
Callable 11/17/25 @ $100.000
9.815%, EUR003M + 7.050%, 11/17/37(A)(B)	EUR	2,760	2,981

JERSEY — 0.3%
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl D
Callable 04/25/25 @ $100.000
9.900%, TSFR3M + 5.600%, 04/25/36(A)(B)		$1,375	1,373
Boyce Park CLO, Ser 2022-1A, Cl E
Callable 04/21/25 @ $100.000
10.543%, TSFR3M + 6.250%, 04/21/35(A)(B)		1,000	996
Deerpath Capital CLO, Ser 2020-1A, Cl DR
10.693%, TSFR3M + 6.390%, 04/17/34(A)(B)		250	250
Dryden CLO, Ser 2023-107A, Cl E
Callable 08/15/25 @ $100.000
12.053%, TSFR3M + 7.730%, 08/15/35(A)(B)		590	595

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
JERSEY — (continued)
ICG US CLO, Ser 2023-1A, Cl E
Callable 07/18/25 @ $100.000
13.103%, TSFR3M + 8.810%, 07/18/36(A)(B)		$740	$746
Ivy Hill Middle Market Credit Fund XXI, Ser 2023-21A, Cl E
Callable 10/18/25 @ $100.000
12.813%, TSFR3M + 8.520%, 07/18/35(A)(B)		450	454
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100.000
11.193%, TSFR3M + 6.900%, 04/20/37(A)(B)		1,440	1,438

			5,852

UNITED KINGDOM — 0.0%
Newday Funding Master Issuer, Ser 2024-3A, Cl E
Callable 11/15/27 @ $100.000
8.213%, SONIO/N + 3.750%, 11/15/32(A)(B)	GBP	780	1,021

UNITED STATES — 9.7%
Accelerated, Ser 2024-1A, Cl A
Callable 02/22/32 @ $100.000
4.680%, 08/22/44(A)		$5,203	5,148
ACHM Trust, Ser 2024-HE2, Cl A
5.350%, 10/25/39(A)		9,191	9,121
ACHV ABS Trust, Ser 2023-3PL, Cl D
Callable 02/18/26 @ $100.000
8.360%, 08/19/30(A)		1,000	1,022
ACHV ABS Trust, Ser 2023-4CP, Cl E
Callable 02/25/26 @ $100.000
10.500%, 11/25/30(A)		500	519
ACHV ABS Trust, Ser 2024-2PL, Cl D
Callable 11/25/27 @ $100.000
6.400%, 10/27/31(A)		2,546	2,560
ACHV ABS Trust, Ser 2024-3AL, Cl D
Callable 06/25/28 @ $100.000
6.750%, 12/26/31(A)		2,000	2,022
ACM Auto Trust, Ser 2025-1A, Cl B
Callable 10/20/26 @ $100.000
7.870%, 11/20/31(A)		190	193
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 07/15/25 @ $100.000
9.550%, 11/15/28(A)		110	112

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Affirm Asset Securitization Trust, Ser 2024-A, Cl D
Callable 02/15/26 @ $100.000
6.890%, 02/15/29(A)	$1,300	$1,313
Affirm Asset Securitization Trust, Ser 2024-B, Cl A
Callable 09/15/26 @ $100.000
4.620%, 09/15/29(A)	7,500	7,485
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,000	2,009
Affirm Master Trust, Ser 2025-1A, Cl E
Callable 02/15/27 @ $100.000
7.180%, 02/15/33(A)	5,000	5,018
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 09/15/27 @ $100.000
12.748%, 05/17/32(A)	419	427
Ally Bank Auto Credit-Linked Notes, Ser 2024-B, Cl G
Callable 05/15/28 @ $100.000
11.395%, 09/15/32(A)	544	542
AMSR Trust, Ser 2023-SFR2, Cl F1
3.950%, 06/17/40(A)	210	191
AMSR Trust, Ser 2023-SFR2, Cl F2
3.950%, 06/17/40(A)	640	557
Aqua Finance Trust, Ser 2024-A, Cl A
Callable 08/17/30 @ $100.000
4.810%, 04/18/50(A)	7,898	7,838
Ascent Education Funding Trust, Ser 2024-A, Cl C
Callable 05/25/34 @ $100.000
8.010%, 10/25/50(A)	130	133
Avant Loans Funding Trust, Ser 2025-REV1, Cl D
Callable 12/15/28 @ $100.000
8.390%, 05/15/34(A)	725	736
BRAVO Residential Funding Trust, Ser 2024-CES2, Cl A1A
Callable 09/25/27 @ $100.000
5.549%, 09/25/54(A)(C)	9,356	9,365
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	500	503

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Carvana Auto Receivables Trust, Ser 2025-N1, Cl E
Callable 05/10/30 @ $100.000
7.730%, 08/10/32(A)	$5,058	$5,129
ClickLease Equipment Receivables Trust, Ser 2024-1, Cl D
Callable 05/15/27 @ $100.000
11.410%, 02/15/30(A)	770	798
CPS Auto Receivables Trust, Ser 2024-B, Cl E
Callable 09/15/28 @ $100.000
8.360%, 11/17/31(A)	700	730
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 06/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,639
Equify ABS, Ser 2024-1A, Cl A
Callable 10/15/28 @ $100.000
5.430%, 04/18/33(A)	4,575	4,572
Exeter Automobile Receivables Trust, Ser 2023-4A, Cl E
Callable 05/15/28 @ $100.000
9.570%, 02/18/31(A)	1,290	1,389
FHF Issuer Trust, Ser 2024-1A, Cl C
Callable 06/15/27 @ $100.000
7.420%, 05/15/31(A)	900	942
FIGRE Trust, Ser 2024-HE4, Cl A
5.056%, 09/25/54(A)(B)	9,039	8,991
FIGRE Trust, Ser 2024-HE6, Cl A
5.724%, 12/25/54(A)(B)	4,296	4,297
FIP Master Funding, Ser 2024-1A, Cl A1
4.880%, 10/15/54(A)	7,993	7,914
Foundation Finance Trust, Ser 2024-2A, Cl A
Callable 04/15/28 @ $100.000
4.600%, 03/15/50(A)	6,983	6,965
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl E
Callable 08/15/29 @ $100.000
7.190%, 03/15/32(A)	4,250	4,216
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl C
8.940%, 10/20/46(A)	1,000	1,038
Hertz Vehicle Financing III, Ser 2021-2A, Cl D
4.340%, 12/27/27(A)	620	590

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
UNITED STATES — (continued)
Hertz Vehicle Financing III, Ser 2023-1A, Cl 1D
9.130%, 06/25/27(A)	$470		$477
Hertz Vehicle Financing III, Ser 2023-2A, Cl D
9.400%, 09/25/29(A)	250		260
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	290		302
Hertz Vehicle Financing III, Ser 2025-1A, Cl D
Callable 09/25/28 @ $100.000
7.980%, 09/25/29(A)	580		580
Hertz Vehicle Financing III, Ser 2025-2A, Cl D
Callable 09/25/30 @ $100.000
8.340%, 09/25/31(A)	1,280		1,280
Hertz Vehicle Financing, Ser 2022-2A, Cl D
Callable 06/25/27 @ $100.000
5.160%, 06/26/28(A)	250		238
Hertz Vehicle Financing, Ser 2022-5A, Cl D
Callable 09/25/27 @ $100.000
6.780%, 09/25/28(A)	1,370		1,342
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	140		147
Island Finance Trust, Ser 2025-1A, Cl B
Callable 11/17/26 @ $100.000
7.950%, 03/19/35(A)	300		310
Island Finance Trust, Ser 2025-1A, Cl C
Callable 11/17/26 @ $100.000
10.000%, 03/19/35(A)	350		353
Laurel Road Prime Student Loan Trust, Ser 2017-B, Cl R
Callable 04/25/25 @ $100.000
0.000%, 08/25/42(A)(E)	–	^	26
Lendbuzz Securitization Trust, Ser 2024-3A, Cl A2
Callable 02/15/28 @ $100.000
4.970%, 10/15/29(A)	5,653		5,657
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570		585
Marlette Funding Trust, Ser 2022-3A, Cl D
Callable 11/15/26 @ $100.000
7.800%, 11/15/32(A)	170		172

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 05/15/27 @ $100.000
7.920%, 06/15/33(A)	$1,670	$1,697
Marlette Funding Trust, Ser 2023-3A, Cl D
Callable 09/15/27 @ $100.000
8.040%, 09/15/33(A)	1,520	1,550
Marlette Funding Trust, Ser 2024-1A, Cl D
Callable 05/15/28 @ $100.000
6.930%, 07/17/34(A)	1,760	1,757
Mercury Financial Credit Card Master Trust, Ser 2024-2A, Cl B
Callable 04/20/26 @ $100.000
7.430%, 07/20/29(A)	2,100	2,127
Mission Lane Credit Card Master Trust, Ser 2024-A, Cl C
Callable 03/15/26 @ $100.000
7.320%, 08/15/29(A)	1,360	1,382
OnDeck Asset Securitization IV, Ser 2025-1A, Cl D
Callable 04/17/27 @ $100.000
8.770%, 04/19/32(A)	100	100
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
Callable 10/17/26 @ $100.000
7.030%, 10/17/31(A)	1,300	1,303
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
Callable 10/17/26 @ $100.000
9.490%, 10/17/31(A)	140	142
OneMain Financial Issuance Trust, Ser 2023-2A, Cl D
Callable 09/14/26 @ $100.000
7.520%, 09/15/36(A)	1,560	1,636
Oportun Funding Trust, Ser 2024-3, Cl D
Callable 11/15/26 @ $100.000
9.600%, 08/15/29(A)	1,000	1,013
Oportun Issuance Trust, Ser 2025-A, Cl D
Callable 02/08/26 @ $100.000
7.250%, 02/08/33(A)	690	677
PEAC Solutions Receivables, Ser 2024-2A, Cl A3
Callable 06/20/27 @ $100.000
4.650%, 10/20/31(A)	5,000	4,998

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	$690	$574
Progress Residential Trust, Ser 2024-SFR3, Cl E2
4.000%, 06/17/41(A)	2,000	1,824
Progress Residential Trust, Ser 2024-SFR4, Cl F1
3.400%, 07/17/41(A)	140	115
Purchasing Power Funding, Ser 2024-A, Cl D
7.260%, 08/15/28(A)	450	458
Reach ABS Trust, Ser 2024-1A, Cl D
Callable 02/15/28 @ $100.000
10.640%, 02/18/31(A)	270	292
Reach ABS Trust, Ser 2025-1A, Cl D
Callable 03/15/29 @ $100.000
7.750%, 08/16/32(A)	260	265
Regional Management Issuance Trust, Ser 2022-1, Cl D
Callable 04/15/25 @ $100.000
6.720%, 03/15/32(A)	250	247
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 06/15/27 @ $100.000
7.460%, 07/15/36(A)	2,500	2,592
Republic Finance Issuance Trust, Ser 2024-B, Cl D
Callable 11/20/27 @ $100.000
8.830%, 11/20/37(A)	2,970	3,012
STAR Trust, Ser 2024-SFR4, Cl A
6.069%, TSFR1M + 1.750%, 10/17/41(A)(B)	9,992	10,053
STAR Trust, Ser 2025-SFR5, Cl A
5.770%, TSFR1M + 1.450%, 02/17/42(A)(B)	8,000	8,024
Towd Point Asset Trust, Ser 2021-SL1, Cl D
6.134%, TSFR1M + 1.814%, 11/20/61(A)(B)	3,130	2,929
Upgrade Receivables Trust, Ser 2024-1A, Cl D
Callable 07/15/28 @ $100.000
8.900%, 02/18/31(A)	1,500	1,531
Upgrade Receivables Trust, Ser 2024-1A, Cl E
Callable 07/15/28 @ $100.000
11.530%, 02/18/31(A)	3,040	3,114
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 04/20/27 @ $100.000
11.870%, 06/20/33(A)	1,134	1,221

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
US Bank, Ser 2023-1, Cl D
Callable 09/25/26 @ $100.000
13.597%, 08/25/32(A)	$328	$334
Verdant Receivables, Ser 2024-1A, Cl D
Callable 08/12/28 @ $100.000
7.230%, 12/12/31(A)	570	586
Vista Point Securitization Trust, Ser 2024-CES2, Cl A1
Callable 09/25/27 @ $100.000
5.252%, 10/25/54(A)(C)	7,313	7,267
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 07/15/28 @ $100.000
9.990%, 12/16/30(A)	1,080	1,150
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	273	282
Westgate Resorts, Ser 2024-1A, Cl D
Callable 11/20/27 @ $100.000
9.260%, 01/20/38(A)	1,214	1,233

		183,238

TOTAL ASSET-BACKED SECURITIES
(Cost $292,065) (000)		293,428

CONVERTIBLE BONDS — 5.3%

CHINA — 0.6%
JD.com
0.250%, 06/01/29(A)	5,899	6,802
Trip.com Group
0.750%, 06/15/29(A)	4,348	5,141
		11,943
UNITED STATES — 4.7%
Akamai Technologies
1.125%, 02/15/29	3,670	3,486
Coinbase Global
0.250%, 04/01/30(A)	2,063	1,906
Core Scientific
0.000%, 06/15/31(A)(E)	6,242	5,232
Dexcom
0.375%, 05/15/28	5,062	4,510

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(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
DigitalOcean Holdings
0.000%, 12/01/26(E)	$1,414	$1,315
DraftKings Holdings
0.000%, 03/15/28(E)	1,786	1,555
Duke Energy
4.125%, 04/15/26	6,390	6,926
Exact Sciences
2.000%, 03/01/30(A)	802	750
FirstEnergy
4.000%, 05/01/26	6,390	6,473
Ford Motor
0.000%, 03/15/26(E)	6,250	6,119
JetBlue Airways
2.500%, 09/01/29(A)	3,889	3,994
0.500%, 04/01/26	476	448
MARA Holdings
0.000%, 03/01/30(A)(E)	1,830	1,295
MicroStrategy
0.000%, 12/01/29(A)(E)	4,618	3,722
NCL
1.125%, 02/15/27	3,025	2,936
PennyMac
8.500%, 06/01/29(A)	895	930
PG&E
4.250%, 12/01/27	3,174	3,353
Redwood Trust
7.750%, 06/15/27	6,262	6,165
Rexford Industrial Realty
4.125%, 03/15/29(A)	4,377	4,324
Sarepta Therapeutics
1.250%, 09/15/27	1,809	1,680
Snap
0.500%, 05/01/30(A)	1,604	1,323
Southern
4.500%, 06/15/27(A)	3,963	4,362
Super Micro Computer
3.500%, 03/01/29	2,775	2,678
TXNM Energy
5.750%, 06/01/54(A)	4,017	5,012
Wayfair
3.500%, 11/15/28	5,727	6,129

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(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
Winnebago Industries
3.250%, 01/15/30	$2,211	$1,933
WisdomTree
3.250%, 08/15/29(A)	300	302
		88,858
TOTAL CONVERTIBLE BONDS
(Cost $103,882) (000)		100,801

U.S. TREASURY OBLIGATIONS — 3.7%

U.S. Treasury Bills
4.230%, 06/20/25(H)	66,000	65,384
4.221%, 06/12/25(H)	3	3
U.S. Treasury Notes
4.625%, 06/15/27	5,000	5,076

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $70,469) (000)		70,463

PURCHASED OPTIONS — 1.0%
	Contracts
PURCHASED OPTIONS
Total Purchased Options(I) (Cost $18,968) (000)	41,782	$18,231

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(Unaudited)

PREFERRED STOCK — 0.9%
	Shares	Fair Value (000)
UNITED STATES — 0.9%
Albemarle, 7.250%	92,238	$3,288
Apollo Global Management, 6.750%	37,500	2,741
Banc of California, 7.750%	996	25
Brookfield Property Partners, 6.250%	23,435	334
Chart Industries, 6.750%	95,720	5,243
Hewlett Packard Enterprise, 7.625%	29,004	1,385
MFA Financial, 9.906%	1,784	44
New York Mortgage Trust, 6.875%	34,250	743
NextEra Energy, 7.299%	27,003	1,291
PennyMac Mortgage Investment Trust, 9.000%	45,300	1,154
TPG RE Finance Trust, 6.250%	13,053	226
Western Alliance Bancorp, 4.250%	5,725	126

TOTAL PREFERRED STOCK
(Cost $16,907) (000)		16,600

PURCHASED SWAPTIONS — 0.6%
	Notional Amount (000)
PURCHASED SWAPTIONS
Total Purchased Swaptions(I) (Cost $–) (000)	$360,000	$12,500

SHORT-TERM INVESTMENT — 9.1%
	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares
4.280%(J)	173,299,502	173,300

TOTAL SHORT-TERM INVESTMENT
(Cost $173,300) (000)		173,300

TOTAL INVESTMENTS — 162.4%
(Cost $3,006,062) (000)		$3,079,179

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (0.8)%
	Face Amount (000)	Fair Value (000)
UNITED STATES — (0.8)%
Cleveland-Cliffs
6.750%, 04/15/30 (A)	$(2,874)	(2,783)

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(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Constellium
3.750%, 04/15/29 (A)	$(1,104)	$(1,000)
Embecta
5.000%, 02/15/30 (A)	(914)	(818)
Full House Resorts
8.250%, 02/15/28 (A)	(1,072)	(1,059)
Hilton Grand Vacations Borrower
5.000%, 06/01/29 (A)	(1,021)	(957)
Hudson Pacific Properties
5.950%, 02/15/28	(1,107)	(961)
MIWD Holdco II
5.500%, 02/01/30 (A)	(1,688)	(1,517)
Nexstar Media
4.750%, 11/01/28 (A)	(2,270)	(2,126)
Organon
5.125%, 04/30/31 (A)	(1,826)	(1,592)
Service Properties Trust
4.375%, 02/15/30	(2,239)	(1,729)
TEGNA
5.000%, 09/15/29	(1,135)	(1,054)

		(15,596)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(15,875)) (000)		(15,596)

U.S. TREASURY OBLIGATION — (1.1)%

U.S. Treasury Notes
4.625%, 06/15/27	(20,000)	(20,307)

Total U.S. Treasury Obligation
(Proceeds $(20,109)) (000)		(20,307)

COMMON STOCK — (2.4)%
	Shares
CHINA — (0.3)%
JD.com ADR	(83,910)	(3,450)
Trip.com Group ADR	(45,762)	(2,910)

		(6,360)

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(Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (2.1)%
Akamai Technologies	(13,363)	$(1,076)
Albemarle	(34,090)	(2,455)
Apollo Global Management	(17,619)	(2,412)
Chart Industries	(30,056)	(4,339)
Coinbase Global, Cl A	(4,243)	(731)
Core Scientific	(161,235)	(1,167)
Dexcom	(10,422)	(712)
DraftKings, Cl A	(6,462)	(215)
Duke Energy	(32,353)	(3,946)
Exact Sciences	(6,143)	(266)
FirstEnergy	(35,623)	(1,440)
Ford Motor	(100,236)	(1,005)
Hewlett Packard Enterprise	(68,740)	(1,061)
JetBlue Airways	(514,703)	(2,481)
MARA Holdings	(53,665)	(617)
MicroStrategy, Cl A	(4,349)	(1,254)
NextEra Energy	(12,744)	(903)
Norwegian Cruise Line Holdings	(34,842)	(661)
PG&E	(56,792)	(976)
Rexford Industrial Realty	(20,650)	(808)
Sarepta Therapeutics	(5,098)	(325)
Snap, Cl A	(40,670)	(354)
Southern	(22,811)	(2,098)
Super Micro Computer	(21,948)	(751)
TXNM Energy	(72,306)	(3,867)
Wayfair, Cl A	(84,180)	(2,696)
Winnebago Industries	(10,561)	(364)
WisdomTree	(15,227)	(136)

		(39,116)
TOTAL COMMON STOCK
(Proceeds $(50,187)) (000)		(45,476)

TOTAL SECURITIES SOLD SHORT — (4.3)%
(Proceeds $(86,171)) (000)		$(81,379)

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(Unaudited)

WRITTEN OPTIONS — (0.2)%
	Contracts	Fair Value (000)
Total Written Options(I) (Premiums Received $(4,230)) (000)	(35,752)	$(4,272)
WRITTEN SWAPTIONS — (0.7)%
	Notional Amount (000)
Total Written Swaptions(I) (Premiums Received $–) (000)	$(410,000)	$(12,545)

^	Amount rounds to less than $1(000).
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On March 31, 2025, the value of these securities amounted $984,113 (000) and represented 51.9% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2025. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Perpetual security with no stated maturity date.
(G)	Security in default on interest payments.
(H)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(I)	Refer to table below for details on Options Contracts.
(J)	Rate shown is the 7-day effective yield as of March 31, 2025. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

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(Unaudited)

Open exchange traded options contracts held by the Fund at March 31, 2025 are as follows:

PURCHASED OPTIONS — 0.4%
	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.4%
U.S. 10-Year Treasury Long Bond Future Option	500	$556	$111.00	04/19/25	$430
U.S. 10-Year Treasury Long Bond Future Option	2,642	2,939	109.50	04/19/25	4,954
					5,384
PUT OPTIONS
UNITED STATES — 0.0%
SPDR S&P 500 ETF Trust	96	5,370	578.00	04/17/25	198
SPDR S&P 500 ETF Trust	162	9,062	552.00	05/16/25	179
U.S. 10-Year Treasury Long Bond Future Option	2,642	2,939	109.50	04/19/25	413
					790
Total Purchased Options					6,174

Open OTC options contracts held by the Fund at March 31, 2025 are as follows:

PURCHASED OPTIONS — 0.6%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.6%
Convexity Dispersion Basket Option, Strike Price 14.09%(1)	Goldman Sachs	1	$50,000	14.09%	12/19/25	$7,190
Hybrid Binary Option, SPX Strike $6,006.7 and 2-Year SOFR Strike >3.5% <4.0%(2)	Goldman Sachs	1	200,000	$6,006.70	12/19/25	380
S&P 500 Price Return Index	UBS	17,876	100,317	5,900.00	12/19/25	$4,069
						$11,639

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(Unaudited)

PURCHASED OPTIONS — continued
		Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS
UNITED STATES — 0.0%
S&P 500 Index, Knockout Option(3)	UBS	17,862	$100,239	$5,318.53	06/20/25	418

Total Purchased Options						$12,057
WRITTEN OPTIONS — (0.2)%
	Counterparty	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — (0.1)%
S&P 500 Price Return Index	UBS	(17,876)	$(100,318)	$6,200.00	12/20/25	(1,851)

PUT OPTIONS
UNITED STATES — (0.1)%
S&P 500 Price Return Index	UBS	(17,876)	(100,317)	5,000.00	12/20/25	(2,421)

Total Written Options						$(4,272)

(1)	A long volatility exposure that earns a daily coupon derived from the volatility of the underlying names in a basket of GS risk recycled single stocks.

**CON121925: A long volatility exposure that earns a daily coupon derived from the volatility of the underlying names in a basket of GS risk recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Equity	BNP Paribas SA	$418,458	5.82%
	Bayerische Motoren Werke AG	384,665	5.35%
	Stellantis NV	317,079	4.41%
	Tenet Healthcare Corp	268,187	3.73%
	Datadog Inc	255,245	3.55%
	ROBLOX Corp	229,361	3.19%
	Dexcom Inc	227,204	3.16%
	LVMH MOET HENNESSY LOUIS VUITTON	222,171	3.09%
	Jabil Inc	220,733	3.07%
	JPMorgan Chase & Co	212,824	2.96%
	Trade Desk Inc	210,667	2.93%
	BASF SE	208,510	2.90%

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MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Bank of America Corp	$201,320	2.80%
Anglo American PLC	193,411	2.69%
Lonza Group AG	189,816	2.64%
Archer-Daniels-Midland Co	186,940	2.60%
CIE FINANCIERE RICHEMO-A REG	184,783	2.57%
Regions Financial Corp	179,031	2.49%
Garmin Ltd	175,436	2.44%
UniCredit SpA	173,279	2.41%
CDW Corp	169,684	2.36%
GoDaddy Inc	166,089	2.31%
KeyCorp	163,213	2.27%
PETROLEO BRASILEIRO-SPON ADR	161,775	2.25%
Advanced Micro Devices Inc	158,899	2.21%
Dynatrace Inc	156,742	2.18%
Newmont Corp	156,023	2.17%
Atlassian Corp	153,147	2.13%
Shopify Inc	152,428	2.12%
Banca Monte dei Paschi di Siena SpA	149,552	2.08%
Netflix Inc	148,114	2.06%
Airbnb Inc	146,676	2.04%
Alcoa Corp	143,800	2.00%
Doordash Inc	138,048	1.92%
Gitlab Inc	127,263	1.77%
Roku Inc	125,825	1.75%
Monday.com Ltd	112,883	1.57%

(2)	This option contract is written with two strike conditions that must be met at expiry to exercise: SPX = $6,006.70 and 2-Year SOFR >3.5% <4.0%.

(3)	This option contract was purchased on the S&P 500 with a knockout condition of a defined barrier of $4,758.68. The option is rendered worthless if the barrier is breached at the end of any trading day through the expiration of the contract.

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MARCH 31, 2025

(Unaudited)

Open OTC swaptions contracts held by the Fund at March 31, 2025, are as follows:
Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
PURCHASED SWAPTIONS — 0.6%
Call Swaptions
Swaption Receiver	Nomura	$60,000	4.27%	01/16/2035	$3,867

Put Swaptions
Swaption Payer	Nomura	300,000	4.40%	01/16/2035	8,633

Total Purchased Swaptions		$360,000			$12,500
WRITTEN SWAPTIONS — (0.7)%
Put Swaptions
Swaption Payer	Nomura	$(60,000)	4.27%	01/16/2035	$(3,417)
Swaption Payer	Nomura	(350,000)	6.40%	01/16/2035	(9,128)

Total Written Swaptions		$(410,000)			$(12,545)

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MARCH 31, 2025

(Unaudited)

Open futures contracts held by the Fund at March 31, 2025 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Short Contracts
U.S. 2-Year Treasury Note	(6,613)	Jun-2025	$(1,362,795)	$(1,370,028)	$(7,233)
U.S. 10-Year Treasury Note	(7,352)	Jun-2025	(805,159)	(817,680)	(12,521)
U.S. Ultra Long Treasury Bond	(48)	Jun-2025	(5,802)	(5,868)	(66)
			$(2,173,756)	$(2,193,576)	$(19,820)

Open forward foreign currency contracts held by the Fund at March 31, 2025 are as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Depreciation (000)
JPMorgan Chase	04/17/25	GBP	6,180	USD	7,573	$(410)
JPMorgan Chase	04/17/25	EUR	2,750	USD	2,846	(130)
						$(540)

Open centrally cleared swap contracts held by the Fund at March 31, 2025 are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (Depreciation) (000)
4.226%	SOFR INDEX	Annually	01/16/2027	USD	14,108	$(106)	$2		$(108)
4.359%	SOFR INDEX	Annually	01/16/2040	USD	860	(50)	1		(51)
4.338%	SOFR INDEX	Annually	01/16/2037	USD	150	(8)	–		(8)
4.319%	SOFR INDEX	Annually	01/16/2035	USD	356	(17)	(3)		(14)
4.313%	SOFR INDEX	Annually	01/16/2034	USD	732	(32)	(11)		(21)
4.306%	SOFR INDEX	Annually	01/16/2033	USD	1,279	(52)	1		(53)
4.301%	SOFR INDEX	Annually	01/16/2032	USD	150	(6)	–		(6)
4.338%	SOFR INDEX	Annually	01/16/2045	USD	430	(28)	–		(28)
4.291%	SOFR INDEX	Annually	01/16/2031	USD	280	(9)	–		(9)
4.279%	SOFR INDEX	Annually	01/16/2030	USD	24,958	(675)	(12)		(663)
4.265%	SOFR INDEX	Annually	01/16/2029	USD	13,270	(278)	1		(279)
4.256%	SOFR INDEX	Annually	01/16/2029	USD	15,680	(328)	1		(329)
4.244%	SOFR INDEX	Annually	01/16/2028	USD	18,820	(261)	–		(261)
4.244%	SOFR INDEX	Annually	01/16/2028	USD	23,204	(322)	1		(323)
4.226%	SOFR INDEX	Annually	01/16/2027	USD	20,700	(155)	–		(155)
4.279%	SOFR INDEX	Annually	01/16/2030	USD	7,100	(192)	–		(192)
4.256%	SOFR INDEX	Annually	01/16/2050	USD	340	(23)	–		(23)
						$(2,542)	$(19)		$(2,523)

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(Unaudited)

Open OTC swap contracts held by the Fund at March 31, 2025 are as follows:

Credit Default Swap
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	Fund Pays	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (000)
JPMorgan Chase	Cleveland-Cliffs	Buy	5.00%	Quarterly	06/20/2030	$990	$126	$(63)		$189

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFB INDEX	0.00%	TOTAL RETURN	Monthly	01/06/26	USD	116,553	$(488)	$–		$(488)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Monthly	01/21/26	USD	54,888	551	–		551
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Monthly	09/22/25	USD	99,910	748	–		748
BNP Paribas	**BNPUMFRL INDEX	SOFR +0.60%	TOTAL RETURN	Quarterly	05/06/25	USD	104,736	(13,070)	–		(13,070)
BNP Paribas	**BNPUMFRS INDEX	TOTAL RETURN	SOFR -0.05%	Quarterly	05/06/25	USD	106,312	14,427	–		14,427
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/25	USD	39,227	(389)	–		(389)
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/26/26	USD	60,380	1,567	–		1,567
Goldman Sachs	**GSCBEJFB INDEX	FIXED 0.35%	TOTAL RETURN	Monthly	04/30/25	USD	122,740	(48)	–		(48)
Goldman Sachs	**GSUCFSH7 INDEX	TOTAL RETURN	FED FUNDS -0.88%	Monthly	04/26/25	USD	91,652	1,287	–		1,287
Goldman Sachs	**GSUCFSI6 INDEX	FED FUNDS +0.62%	TOTAL RETURN	Monthly	04/26/25	USD	90,182	(87)	–		(87)
Goldman Sachs	**GSVISK1D INDEX	0.00%	TOTAL RETURN	Quarterly	08/05/25	USD	78,469	(51)	–		(51)
Goldman Sachs	**GSXAF21F INDEX	-0.20%	TOTAL RETURN	Quarterly	11/14/25	USD	98,270	(5,157)	–		(5,157)
Goldman Sachs	SPSIRBKT INDEX	TOTAL RETURN	FIXED -0.20%	Monthly	04/30/25	USD	98,938	11	–		11
JPMorgan Chase	**JPUS1MMC INDEX	0.20%	TOTAL RETURN	Quarterly	03/12/26	USD	57,865	558	–		558
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	N/A	06/20/25	USD	13,450	(85)	65		(150)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	N/A	09/20/25	USD	13,450	(8)	140		(148)
JPMorgan Chase	IBOXLLTR INDEX	SOFR	TOTAL RETURN	Quarterly	06/20/25	USD	4,929	(12)	(23)		11
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	Quarterly	03/26/26	USD	119,973	(41)	–		(41)
Morgan Stanley	**MSQSPB12 INDEX	0.00%	TOTAL RETURN	Quarterly	11/12/26	USD	95,356	517	–		517
Nomura	**NMIVRPWS INDEX	FIXED 0.33%	TOTAL RETURN	Quarterly	02/28/26	USD	29,599	(1,000)	85		(1,085)
Nomura	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/25	USD	74,878	(1,083)	–		(1,083)
							1,571,757	$(1,853)	$267		$(2,120)

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(Unaudited)

^	Notional amounts for OTC swaps are listed in their local currency.

**	The following tables represent the individual underlying components comprising the Index Basket Swaps at March 31, 2025.

**BABXRPFB Index: A commodity multi-factor basket of eight strategies targeting four factors: Carry, Liquidity, Relative Value, and Value.

	Top Underlying Components	Notional	Percentage of Notional
Future	Natural Gas Futures July 25	$(22,334,699)	-19.24%
	Natural Gas Futures September 25	13,068,463	11.26%
	WTI Crude Futures May25	(11,835,473)	-10.20%
	Coffee 'C' Futures July 25	(9,054,563)	-7.80%
	WTI Crude Futures July 25	8,355,606	7.20%
	Soybean Oil Futures May 25	(7,494,168)	-6.46%
	Natural Gas Futures May 25	6,613,570	5.70%
	Lean Hogs Futures June 25	(6,390,150)	-5.51%
	Soybean Oil Futures December 25	6,366,023	5.48%
	LME PRI Alum Futures May 25	(6,356,638)	-5.48%
	Sugar #11 (World) July 25	(5,721,545)	-4.93%
	Wheat Futures (CBT) July 25	(5,582,882)	-4.81%
	Silver Futures May 25	5,470,754	4.71%
	Silver Futures July 25	(5,470,754)	-4.71%
	Cattle Feeder Futures May 25	(5,453,807)	-4.70%
	Wheat Futures (CBT) September 25	5,264,487	4.54%
	Soybean Futures July 25	(5,256,946)	-4.53%
	Live Cattle Futures June 25	(5,192,362)	-4.47%
	Cotton No.2 Futures May 25	(5,047,633)	-4.35%
	NY Harb ULSD Futures May 25	4,804,370	4.14%
	Live Cattle Futures October 25	4,631,376	3.99%
	LME Zinc Futures May 25	(4,223,570)	-3.64%
	Soybean Oil Futures July 25	(4,191,129)	-3.61%
	WTI Crude Futures September 25	4,035,673	3.48%
	LME PRI Alum Futures July 25	4,032,926	3.47%
	Soybean Futures November 25	3,970,284	3.42%
	Natural Gas Futures October 25	3,793,990	3.27%
	Coffee 'C' Futures December 25	3,765,130	3.24%
	Cotton No.2 Futures December 25	3,715,071	3.20%
	Soybean Meal Futures May 25	3,620,534	3.12%
	Coffee 'C' Futures September 25	3,566,396	3.07%
	Sugar #11 (World) March 26	3,546,878	3.06%
	Brent Crude Futures August 25	3,352,845	2.89%
	Brent Crude Futures July 25	(3,340,455)	-2.88%
	Soybean Meal Futures December 25	3,155,023	2.72%
	Sugar #11 (World) October 25	3,009,948	2.59%
	LME Zinc Futures July 25	3,006,329	2.59%
	Gasoline RBOB Futures July 25	(2,952,343)	-2.54%
	Cocoa Futures September 25	2,943,576	2.54%
	Sugar #11 (World) May 25	(2,942,700)	-2.54%
	Corn Futures May 25	(2,895,353)	-2.49%
	Corn Futures September 25	2,717,184	2.34%
	Cattle Feeder Futures August 25	2,629,371	2.27%
	NY Harb ULSD Futures July 25	(2,621,258)	-2.26%
	LME Copper Futures July 25	2,514,436	2.17%
	WTI Crude Futures June 25	(2,468,224)	-2.13%
	Low SU Gasoil G July 25	(2,361,344)	-2.03%
	LME PRI Alum Futures September 25	2,330,834	2.01%

THE ADVISORS’ INNER CIRCLE FUND III

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MARCH 31, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Copper Futures May 25	$(2,157,663)	-1.86%
	Brent Crude Futures September 25	(1,859,669)	-1.60%
	Brent Crude Futures June 25	(1,851,285)	-1.60%
	Brent Crude Futures November 25	1,836,859	1.58%
	LME Lead Futures May 25	(1,784,331)	-1.54%
	Coffee 'C' Futures May 25	1,781,408	1.53%
	Soybean Meal Futures July 25	(1,677,876)	-1.45%
	Low SU Gasoil G September 25	1,648,652	1.42%
	Soybean Oil Futures August 25	1,592,861	1.37%
	Lean Hogs Futures July 25	1,576,042	1.36%
	Rapeseed Euro May 25	(1,559,293)	-1.34%
	Canola Futures (WCE) May 25	1,452,761	1.25%
	Gasoline RBOB Futures September 25	1,450,483	1.25%
	Cocoa Futures - IC July 25	(1,436,580)	-1.24%
	Mill Wheat Euro Futures September 25	(1,434,061)	-1.24%
	White Sugar (ICE) August 25	1,428,905	1.23%
	Cocoa Futures July 25	(1,386,179)	-1.19%
	KC HRW Wheat Futures May 25	1,357,893	1.17%
	LME Nickel Futures September 25	1,356,361	1.17%
	Cotton No.2 Futures July 25	1,339,793	1.15%
	Lean Hogs Futures August 25	1,315,374	1.13%
	NY Harb ULSD Futures September 25	1,301,406	1.12%
	Soybean Futures May 25	1,296,762	1.12%
	LME Lead Futures July 25	1,262,217	1.09%
	Wheat Futures (CBT) December 25	1,221,570	1.05%
	LME Zinc Futures September 25	1,216,235	1.05%
Currency	Euro Spot	(3,716,956)	-3.20%
	British Pound Spot	(2,157,663)	-1.86%
	Canadian Dollar Spot	1,452,761	1.25%

**BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol.

	Top Underlying Components	Notional	Percentage of Notional
Future	Brent Crude Futures August 25	$8,598,213	15.51%
	LME Copper Futures May 25	5,951,085	10.73%
	WTI Crude Futures May 25	(4,307,050)	-7.77%
	WTI Crude Futures August 25	(4,253,726)	-7.67%
	WTI Crude Futures July 25	(4,024,895)	-7.26%
	WTI Crude Futures June 25	3,565,821	6.43%
	LME Copper Futures June 25	2,316,048	4.18%
	LME Copper Futures April 25	2,126,079	3.84%
	Brent Crude Futures September 25	1,737,924	3.13%
	Brent Crude Futures June 25	(1,700,076)	-3.07%
	Corn Futures May 25	(1,055,931)	-1.90%
	Brent Crude Futures July 25	(779,838)	-1.41%
	Corn Futures July 25	(578,157)	-1.04%
	Gold 100 oz Futures June 25	569,243	1.03%
	Natural Gas Futures May 25	(561,755)	-1.01%
	Gold 100 oz Futures August 25	244,825	0.44%
Option	Put Option on Brent Crude Futures July 25 @ 74	(735,108)	-1.33%
	Call Option on Brent Crude Futures August 25 @ 69	(675,962)	-1.22%
	Call Option on Brent Crude Futures July 25 @ 74	(666,710)	-1.20%
	Call Option on Brent Crude Futures August 25 @ 68	(591,606)	-1.07%
	Call Option on WTI Crude Futures August 25 @ 66	521,111	0.94%

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Call Option on Brent Crude Futures August 25 @ 70	$(465,366)	-0.84%
Call Option on WTI Crude Futures August 25 @ 68	434,503	0.78%
Call Option on Brent Crude Futures September 25 @ 71	(412,089)	-0.74%
Call Option on Brent Crude Futures June 25 @ 72	(385,829)	-0.70%
Call Option on WTI Crude Futures July 25 @ 65	379,347	0.68%
Call Option on WTI Crude Futures May 25 @ 69	374,826	0.68%
Put Option on WTI Crude Futures June 25 @ 74	343,115	0.62%
Put Option on Brent Crude Futures June 25 @ 77	(339,363)	-0.61%
Put Option on WTI Crude Futures June 25 @ 71	338,893	0.61%
Put Option on Brent Crude Futures July 25 @ 76	(315,532)	-0.57%
Put Option on WTI Crude Futures August 25 @ 68	314,149	0.57%
Put Option on Brent Crude Futures September 25 @ 71	(298,971)	-0.54%
Call Option on WTI Crude Futures June 25 @ 71	298,516	0.54%
Call Option on Brent Crude Futures August 25 @ 71	(290,297)	-0.52%
Call Option on WTI Crude Futures July 25 @ 70	289,873	0.52%
Put Option on WTI Crude Futures July 25 @ 70	287,631	0.52%
Put Option on Brent Crude Futures June 25 @ 75	(258,008)	-0.47%
Put Option on WTI Crude Futures June 25 @ 73	251,907	0.45%
Call Option on WTI Crude Futures July 25 @ 68	244,481	0.44%
Call Option on WTI Crude Futures May 25 @ 68	238,169	0.43%
Put Option on WTI Crude Futures August 25 @ 66	235,286	0.42%
Call Option on WTI Crude Futures August 25 @ 65	228,880	0.41%
Put Option on Brent Crude Futures August 25 @ 69	(228,811)	-0.41%
Call Option on Brent Crude Futures September 25 @ 70	(226,372)	-0.41%
Put Option on Brent Crude Futures August 25 @ 70	(205,387)	-0.37%
Call Option on Brent Crude Futures June 25 @ 75	(200,326)	-0.36%
Call Option on Brent Crude Futures July 25 @ 73	(200,231)	-0.36%
Put Option on WTI Crude Futures July 25 @ 71	195,711	0.35%
Call Option on WTI Crude Futures July 25 @ 67	192,599	0.35%

**BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	INR Non-Deliverable Forward Points 2 Month	$24,344,288	24.19%
	Swiss Franc 2 Month	(20,165,627)	-20.03%
	Japanese Yen 2 Month	18,324,072	18.20%
	Singapore Dollar 2 Month	(17,472,767)	-17.36%
	Australian Dollar 2 Month	(12,937,337)	-12.85%
	IDR Non-Deliverable Forward Points 2 Month	11,989,777	11.91%
	PHP Onshore Points 2 Month	11,507,930	11.43%
	CNH Fwd Points 2 Month	(9,760,926)	-9.70%
	Euro 2 Month	9,646,452	9.58%
	New Zealand Dollar 2 Month	(9,025,079)	-8.97%
	Thai Baht 2 Month	8,242,251	8.19%
	KRW Onshore Points 2 Month	(7,958,348)	-7.91%
	BRL Fwd Points 2 Month	6,876,114	6.83%
	Czech Koruna 2 Month	(5,896,809)	-5.86%
	COP Ndf Points 2 Month	5,524,824	5.49%
	S. African Rand 2 Month	2,846,419	2.83%
	Norwegian Krone 2 Month	(2,622,869)	-2.61%
	Polish Zloty 2 Month	(2,426,829)	-2.41%
	CLP Ndf Points 2 Month	(2,408,824)	-2.39%
	British Pound 2 Month	2,394,203	2.38%
	New Romanian Leu 2 Month	1,480,280	1.47%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Canadian Dollar 2 Month	$1,203,407	1.20%
Taiwan Dollar 2 Month	(1,004,706)	-1.00%
Swedish Krona 2 Month	878,941	0.87%
Mexican Peso 2 Month	846,733	0.84%
PEN Fwd Points 2 Month	616,551	0.61%
Hungarian Forint 2 Month	(603,463)	-0.60%
Israeli Shekel 2 Month	(127,200)	-0.13%

**BNPUMFRL Index: An alpha oriented strategy using a propriety model to take long positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Corcept Therapeutics Inc	$542,293	0.59%
	Alumis Inc	309,036	0.33%
	Alignment Healthcare Inc	301,110	0.33%
	Heritage Financial Corp of Washington	297,445	0.32%
	Mid Penn Bancorp Inc	294,971	0.32%
	Popular Inc	294,818	0.32%
	Stellar Bancorp Inc	294,202	0.32%
	Central Valley Community Bancorp	293,680	0.32%
	Chemung Financial Corp	292,473	0.32%
	Guaranty Bancshares Inc/TX	292,208	0.32%
	Metropolitan Bank Holding Corp	291,947	0.32%
	TrustCo Bank Corp	291,818	0.32%
	Capital City Bank Group Inc	291,361	0.32%
	Hope Bancorp Inc	291,216	0.32%
	OceanFirst Financial Corp	291,089	0.32%
	Central Pacific Financial Corp	290,634	0.31%
	Zions Bancorp Na	290,628	0.31%
	Investar Holding Corp	290,612	0.31%
	Midwestone Financial Group Inc	290,243	0.31%
	Heritage Commerce Corp	290,128	0.31%
	First Hawaiian Inc	289,472	0.31%
	CNB Financial Corp	288,697	0.31%
	Home Bancorp Inc	288,558	0.31%
	Westamerica BanCorp	288,308	0.31%
	Amalgamated Financial Corp	288,106	0.31%
	Columbia Banking System Inc	287,799	0.31%
	Pacific Premier Bancorp Inc	287,328	0.31%
	Independent Bank Corp	286,725	0.31%
	Bank of Marin Bancorp	286,425	0.31%
	Hancock Whitney Corp	286,341	0.31%
	Eastern Bankshares Inc	286,187	0.31%
	Banner Corp	286,127	0.31%
	Progyny Inc	286,065	0.31%
	First Financial Corp	286,061	0.31%
	Shore Bancshares Inc	285,673	0.31%
	TriCo Bancshares	285,646	0.31%
	HBT Financial Inc	285,391	0.31%
	Banc of California Inc	285,364	0.31%
	Nevro Corp	284,789	0.31%
	Peoples Bancorp of North Carolina Inc	282,842	0.31%
	Plumas Bancorp	282,695	0.31%
	Timberland Bancorp Inc	282,343	0.31%
	Fulgent Genetics Inc	281,352	0.30%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Avanos Medical Inc	$280,979	0.30%
Embecta Corp	280,133	0.30%
Envista Holdings Corp	278,797	0.30%
Maravai LifeSciences Holdings	278,570	0.30%
Ironwood Pharmaceuticals Inc	278,562	0.30%
Tactile Systems Technology Inc	276,700	0.30%
Baycom Corp	276,550	0.30%

**BNPUMFRS Index: An alpha oriented strategy using a propriety model to take short positions based on value, quality, and momentum factors.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Homestreet Inc	$(376,541)	0.41%
	Soleno Therapeutics Inc	(350,536)	0.38%
	Coastal Financial Corp	(309,606)	0.33%
	First Financial Northwest Inc	(309,164)	0.33%
	TFS Financial Corp	(308,713)	0.33%
	Bank of New York Mellon Corp	(306,674)	0.33%
	JPMorgan Chase & Co	(306,263)	0.33%
	Old National Bancorp	(305,102)	0.33%
	First Citizens BancShares Inc	(304,922)	0.33%
	City Holding Co	(303,559)	0.33%
	ServisFirst Bancshares Inc	(303,068)	0.33%
	Stock Yards Bancorp Inc	(302,696)	0.33%
	BancFirst Corp	(302,416)	0.33%
	Columbia Financial Inc	(302,254)	0.33%
	Preferred Bank/Los Angeles CA	(301,915)	0.33%
	Northern Trust Corp	(301,191)	0.33%
	Associated Banc-Corp	(300,765)	0.32%
	Banco Latinoamericano de Comercio Exterior S.A.	(300,116)	0.32%
	Bank of America Corp	(300,073)	0.32%
	Lakeland Financial Corp	(299,970)	0.32%
	Glacier Bancorp Inc	(299,745)	0.32%
	Wells Fargo & Co	(299,327)	0.32%
	QCR Holdings Inc	(299,261)	0.32%
	Washington Trust Bancorp Inc	(299,144)	0.32%
	KeyCorp	(298,869)	0.32%
	Northeast Bank	(298,744)	0.32%
	Capitol Federal Financial Inc	(298,515)	0.32%
	Amerant Bancorp Inc	(297,460)	0.32%
	Horizon Bancorp Inc/IN	(297,289)	0.32%
	NewtekOne Inc	(295,856)	0.32%
	Western Alliance Bancorp	(295,553)	0.32%
	Merchants Bancorp	(294,280)	0.32%
	Financial Institutions Inc	(293,818)	0.32%
	Flushing Financial Corp	(293,531)	0.32%
	Aeva Technologies Inc	(293,370)	0.32%
	New York Community Bancorp Inc	(293,303)	0.32%
	Sandy Spring Bancorp Inc	(292,247)	0.32%
	Bancorp Inc	(286,754)	0.31%
	Metrocity Bankshares Inc	(286,371)	0.31%
	Ponce Financial Group Inc	(279,198)	0.30%
	Waterstone Financial Inc	(278,954)	0.30%
	Triumph Financial Inc	(276,338)	0.30%
	Bankwell Financial Group Inc	(275,806)	0.30%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
NU Holdings Ltd	$(271,294)	0.29%
Blue Foundry Bancorp	(268,381)	0.29%
West BanCorp Inc	(258,654)	0.28%
Abbott Laboratories	(256,508)	0.28%
Brookdale Senior Living Inc	(255,795)	0.28%
AmerisourceBergen Corp	(255,727)	0.28%
Tenet Healthcare Corp	(255,506)	0.28%

**BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Currency	USD Cash	$38,877,087	100.10%
FX Contract	NOK USD 1 Month Forward	(14,614,677)	-37.63%
	AUD USD 1 Month Forward	10,489,262	27.01%
	CAD USD 1 Month Forward	7,277,442	18.74%
	SEK USD 1 Month Forward	(5,886,414)	-15.16%
	NZD USD 1 Month Forward	2,696,615	6.94%

**DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$(9,604,398)	-15.50%
Index	Deutsche Bank SONIA Total Return Index	(2,665,625)	-4.30%
	Deutsche Bank Canadian Dollar ON Index	(2,434,519)	-3.93%
	Deutsche Bank Australia Overnight Money Market TR Index	(1,890,664)	-3.05%
	JPY Overnight Rate (Mid) Index	(1,737,773)	-2.81%
	DB Euro Overnight Rate Index	(802,194)	-1.29%
	Deutsche Bank SEK Overnight Cash Index	(733,498)	-1.18%
	Deutsche Bank Fed Funds Effective Rate Total Return Index	654,543	1.06%
	Deutsche Bank SORA TR INDEX	(435,861)	-0.70%
Equity	MicroStrategy Inc	(568,278)	-0.92%
	Gilead Sciences Inc	548,172	0.88%
	Coinbase Global Inc	(520,643)	-0.84%
	Philip Morris International Inc	516,763	0.83%
	Amgen Inc	491,810	0.79%
	Merck & Co Inc	479,524	0.77%
	Vodafone Group PLC	466,603	0.75%
	Altria Group Inc	465,603	0.75%
	Boeing Co/The	(461,271)	-0.74%
	Kao Corp	444,490	0.72%
	First Solar Inc	(444,429)	-0.72%
	Procter & Gamble Co/The	438,944	0.71%
	Bristol-Myers Squibb Co	433,155	0.70%
	Colgate-Palmolive Co	431,387	0.70%
	Yangzijiang Shipbuilding Holdings Ltd	424,883	0.69%
	Lonza Group AG	(423,684)	-0.68%
	Kimberly-Clark Corp	422,505	0.68%
	Suncor Energy Inc	416,936	0.67%
	EQT AB	(414,841)	-0.67%
	AbbVie Inc	414,759	0.67%
	Rivian Automotive Inc	(414,259)	-0.67%
	Haleon PLC	412,217	0.67%
	Computershare Ltd	408,022	0.66%
	eBay Inc	407,557	0.66%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Roche Holding AG	$403,817	0.65%
Electronic Arts Inc	402,603	0.65%
Nokia Oyj	401,838	0.65%
Entegris Inc	(400,966)	-0.65%
Burlington Stores Inc	(398,296)	-0.64%
Imperial Brands PLC	397,091	0.64%
Clorox Co/The	396,798	0.64%
T-Mobile US Inc	395,916	0.64%
Expand Energy Corp	(395,786)	-0.64%
Super Micro Computer Inc	(390,356)	-0.63%
Koninklijke Ahold Delhaize NV	388,698	0.63%
British American Tobacco PLC	388,641	0.63%
Cigna Group/The	388,480	0.63%
Orange SA	386,375	0.62%
Juniper Networks Inc	385,472	0.62%
CF Industries Holdings Inc	383,050	0.62%
Wolters Kluwer NV	379,450	0.61%

**GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$9,894,145	8.06%
	Truist Financial Corp	6,731,790	5.49%
	NB Bancorp Inc	6,436,856	5.25%
	Brookline Bancorp Inc	6,348,786	5.17%
	Webster Financial Corp	6,142,631	5.01%
	Veritex Holdings Inc	6,026,075	4.91%
	Rithm Capital Corp	5,785,026	4.72%
	First Citizens BancShares Inc	5,734,911	4.67%
	ConnectOne Bancorp Inc	5,284,796	4.31%
	Amerant Bancorp Inc	4,952,963	4.04%
	Ameris Bancorp	4,936,472	4.02%
	Heritage Commerce Corp	4,830,420	3.94%
	Valley National Bancorp	4,709,826	3.84%
	Stellar Bancorp Inc	4,546,475	3.71%
	Wesbanco Inc	4,455,620	3.63%
	Pacific Premier Bancorp Inc	4,407,400	3.59%
	Comerica Inc	3,987,439	3.25%
	Banc of California Inc	3,761,810	3.07%
	Old Second Bancorp Inc	3,736,093	3.05%
	Old National Bancorp	3,012,080	2.45%
	TriCo Bancshares	2,879,311	2.35%
	Flushing Financial Corp	2,769,962	2.26%
	Wintrust Financial Corp	2,491,002	2.03%
	Homestreet Inc	1,984,197	1.62%
	Firstsun Capital Bancorp	1,910,426	1.56%
	HomeTrust Bancshares Inc	1,361,586	1.11%
	Third Coast Bancshares Inc	1,325,442	1.08%
	Carter Bankshares Inc	1,322,332	1.08%
	Bridgewater Bancshares Inc	926,064	0.75%

**GSUCFSH7 Index: A short basket of 5y duration high yield bonds.

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Raising Cane's Restaurants LLC	$(1,310,724)	1.45%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Chart Industries Inc	$(1,302,212)	1.44%
Tenet Healthcare Corp	(1,251,380)	1.38%
Wrangler Holdco Corp	(1,249,235)	1.38%
Light & Wonder International Inc	(1,248,260)	1.38%
Chobani LLC / Chobani Finance Corp Inc	(1,247,989)	1.38%
USI Inc	(1,246,615)	1.38%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc	(1,245,168)	1.38%
Alpha Generation LLC	(1,244,481)	1.38%
MGM China Holdings Ltd	(1,244,272)	1.38%
Concentra Escrow Issuer Corp	(1,241,129)	1.37%
Blue Racer Midstream LLC / Blue Racer Finance Corp	(1,239,054)	1.37%
SS&C Technologies Inc	(1,238,992)	1.37%
BellRing Brands Inc	(1,237,199)	1.37%
Kodiak Gas Services LLC	(1,235,266)	1.37%
Bombardier Inc	(1,235,256)	1.37%
Six Flags Entertainment Corp	(1,233,934)	1.36%
HUB International Ltd	(1,233,662)	1.36%
Surgery Center Holdings Inc	(1,231,877)	1.36%
Watco Cos LLC / Watco Finance Corp	(1,226,100)	1.36%
Arcosa Inc	(1,222,637)	1.35%
Perrigo Finance Unlimited Co	(1,222,100)	1.35%
USA Compression Partners LP / USA Compression Finance Corp	(1,221,343)	1.35%
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC	(1,220,308)	1.35%
Elanco Animal Health Inc	(1,220,283)	1.35%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer	(1,217,669)	1.35%
Nationstar Mortgage Holdings Inc	(1,216,723)	1.35%
Pebblebrook Hotel LP / PEB Finance Corp	(1,216,226)	1.34%
Garda World Security Corp	(1,213,798)	1.34%
Frontier Communications Holdings LLC	(1,208,658)	1.34%
Viking Cruises Ltd	(1,207,887)	1.34%
Churchill Downs Inc	(1,205,826)	1.33%
Amentum Holdings Inc	(1,202,635)	1.33%
Station Casinos LLC	(1,189,041)	1.31%
Post Holdings Inc	(1,181,633)	1.31%
BroadStreet Partners Inc	(1,181,026)	1.31%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	(1,179,592)	1.30%
Medline Borrower LP	(1,178,358)	1.30%
Mavis Tire Express Services Topco Corp	(1,167,563)	1.29%
NCR Voyix Corp	(1,166,778)	1.29%
Coherent Corp	(1,163,768)	1.29%
Encompass Health Corp	(1,162,074)	1.29%
Compass Group Diversified Holdings LLC	(1,162,017)	1.29%
TGNR Intermediate Holdings LLC	(1,160,061)	1.28%
Calpine Corp	(1,155,056)	1.28%
HealthEquity Inc	(1,154,956)	1.28%
Roller Bearing Co of America Inc	(1,152,814)	1.27%
Boyne USA Inc	(1,152,328)	1.27%
Stagwell Global LLC	(1,151,690)	1.27%
LCM Investments Holdings II LLC	(1,150,516)	1.27%
Comstock Resources Inc	(1,149,406)	1.27%
SeaWorld Parks & Entertainment Inc	(1,148,201)	1.27%
AmWINS Group Inc	(1,147,759)	1.27%
PROG Holdings Inc	(1,144,357)	1.27%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Navient Corp	$(1,141,076)	1.26%
Option Care Health Inc	(1,140,190)	1.26%
Energizer Holdings Inc	(1,138,859)	1.26%
Madison IAQ LLC	(1,132,307)	1.25%
Performance Food Group Inc	(1,129,771)	1.25%
MIWD Holdco II LLC / MIWD Finance Corp	(1,116,463)	1.23%
Goodyear Tire & Rubber Co/The	(1,113,869)	1.23%
ZoomInfo Technologies LLC/ZoomInfo Finance Corp	(1,109,960)	1.23%
Boyd Gaming Corp	(1,108,446)	1.23%
Thor Industries Inc	(1,108,289)	1.23%
Reworld Holding Corp	(1,106,470)	1.22%
AdaptHealth LLC	(1,106,123)	1.22%
Outfront Media Capital LLC / Outfront Media Capital Corp	(1,101,901)	1.22%
1011778 BC ULC / New Red Finance Inc	(1,099,599)	1.22%
Clarivate Science Holdings Corp	(1,094,043)	1.21%
Prestige Brands Inc	(1,092,235)	1.21%
ANGI Group LLC	(1,086,320)	1.20%
Brookfield Residential Properties Inc / Brookfield Residential US LLC	(1,075,616)	1.19%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc	(1,075,033)	1.19%
Allison Transmission Inc	(1,069,839)	1.18%
Valvoline Inc	(1,049,837)	1.16%
WR Grace Holdings LLC	(1,049,715)	1.16%
Tronox Inc	(1,042,478)	1.15%

**GSUCFSI6 Index: A long basket of low duration (2Y) investment grade bonds.

	Top Underlying Components	Notional	Percentage of Notional
FixedIncome	Piedmont Operating Partnership LP	$1,349,341	1.50%
	BGC Group Inc	1,321,328	1.47%
	Diamond Foreign Asset Co / Diamond Finance LLC	1,296,932	1.44%
	Boston Properties LP	1,285,143	1.43%
	Genting New York LLC / GENNY Capital Inc	1,278,993	1.42%
	F&G Annuities & Life Inc	1,276,560	1.42%
	Ford Motor Credit Co LLC	1,269,524	1.41%
	Regal Rexnord Corp	1,267,481	1.41%
	Phinia Inc	1,266,083	1.40%
	Sixth Street Specialty Lending Inc	1,262,972	1.40%
	Ares Capital Corp	1,258,833	1.40%
	Ovintiv Inc	1,257,728	1.39%
	Berry Global Inc	1,256,977	1.39%
	New Mountain Finance Corp	1,255,570	1.39%
	IQVIA Inc	1,253,450	1.39%
	LKQ Corp	1,251,954	1.39%
	Flex Ltd	1,251,015	1.39%
	General Motors Financial Co Inc	1,249,942	1.39%
	Avnet Inc	1,249,335	1.39%
	HSBC Holdings PLC	1,247,811	1.38%
	Truist Financial Corp	1,247,093	1.38%
	GLP Capital LP / GLP Financing II Inc	1,246,583	1.38%
	Energy Transfer LP	1,244,438	1.38%
	Concentrix Corp	1,241,478	1.38%
	AES Corp/The	1,241,111	1.38%
	Nomura Holdings Inc	1,236,105	1.37%
	Rand Parent LLC	1,235,239	1.37%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Suzano International Finance BV	$1,231,851	1.37%
Capital One Financial Corp	1,230,526	1.36%
Dollar General Corp	1,227,795	1.36%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	1,226,495	1.36%
Darden Restaurants Inc	1,221,205	1.35%
EPR Properties	1,220,208	1.35%
Global Payments Inc	1,219,486	1.35%
Ally Financial Inc	1,218,292	1.35%
Intel Corp	1,217,413	1.35%
Enel Chile SA	1,216,971	1.35%
Omega Healthcare Investors Inc	1,211,189	1.34%
South Bow USA Infrastructure Holdings LLC	1,208,635	1.34%
CDW LLC / CDW Finance Corp	1,208,104	1.34%
Nokia Oyj	1,205,968	1.34%
Mylan Inc	1,204,087	1.34%
American Airlines Inc/AAdvantage Loyalty IP Ltd	1,201,377	1.33%
Hewlett Packard Enterprise Co	1,199,556	1.33%
KeyCorp	1,199,093	1.33%
Olin Corp	1,194,602	1.32%
Western Midstream Operating LP	1,194,580	1.32%
Hexcel Corp	1,194,541	1.32%
Lloyds Banking Group PLC	1,194,315	1.32%
Blackstone Private Credit Fund	1,191,631	1.32%
Continental Resources Inc/OK	1,191,448	1.32%
Brighthouse Financial Inc	1,190,776	1.32%
Tanger Properties LP	1,190,621	1.32%
Celulosa Arauco y Constitucion SA	1,190,437	1.32%
Centene Corp	1,189,417	1.32%
Kirby Corp	1,187,986	1.32%
CVS Health Corp	1,187,916	1.32%
Store Capital LLC	1,184,040	1.31%
Arrow Electronics Inc	1,182,544	1.31%
Crown Castle Inc	1,176,060	1.30%
Patterson-UTI Energy Inc	1,175,960	1.30%
Paramount Global	1,172,009	1.30%
Charter Communications Operating LLC / Charter Communications Operating Capital	1,170,456	1.30%
Hercules Capital Inc	1,168,234	1.30%
Pacific Gas and Electric Co	1,167,240	1.29%
Barclays PLC	1,166,503	1.29%
Santander Holdings USA Inc	1,161,655	1.29%
Boeing Co/The	1,159,125	1.29%
Discovery Communications LLC	1,155,354	1.28%
Edison International	1,152,643	1.28%
XPLR Infrastructure Operating Partners LP	1,140,144	1.26%
Brixmor Operating Partnership LP	1,131,031	1.25%
Puget Energy Inc	1,125,454	1.25%

**GSVISK1D Index: A strategy that seeks a systematic short exposure to the skew of the SPX Index by selling "expensive" OTM put options while purchasing "cheaper" OTM call options.

	Top Underlying Components	Notional	Percentage of Notional
Option	SPX European Call Option	$442,271,486	563.99%
	SPX EQ Forward	(236,832,516)	-302.01%
Currency	USD Cash	5,762,962	7.35%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

**GSXAF21F Index: A basket of Trend, Tail Reversion, and Carry strategies across Commodity, Equity, FX, and Rates exposures.

	Top Underlying Components	Notional	Percentage of Notional
Future	Jpn 10Y Bond(OSE) June 25	$(47,239,589)	-50.75%
	Euro-Schatz Futures June 25	(28,930,783)	-31.08%
	3 Month Euro EURIBOR December 25	21,656,485	23.26%
	3 Month Euro EURIBOR March 26	21,653,503	23.26%
	3 Month Euro EURIBOR September 25	21,647,769	23.26%
	3 Month Euro EURIBOR June 26	21,644,307	23.25%
	3 Month Euro EURIBOR September 26	21,629,567	23.24%
	Long Gilt Futures June 25	(19,195,123)	-20.62%
	ICE 3 Month SONIA Futures June 26	(16,097,994)	-17.29%
	ICE 3 Month SONIA Futures September 26	(16,097,062)	-17.29%
	ICE 3 Month SONIA Futures March 26	(16,094,903)	-17.29%
	ICE 3 Month SONIA Futures December 25	(16,087,272)	-17.28%
	ICE 3 Month SONIA Futures September 25	(16,069,368)	-17.26%
	US 10Yr Note (CBT) June 25	(14,359,360)	-15.43%
	Euro-BTP Futures June 25	10,459,179	11.24%
	US 5YR Note (CBT) June 25	9,977,989	10.72%
	Gold 100 oz Futures June 25	9,642,779	10.36%
	US 2YR Note (CBT) June 25	9,619,405	10.33%
	US Long Bond (CBT) June 25	(7,291,980)	-7.83%
	3 Month SOFR Futures June 26	6,864,687	7.37%
	3 Month SOFR Futures September 26	6,864,463	7.37%
	3 Month SOFR Futures March 26	6,862,206	7.37%
	3 Month SOFR Futures December 25	6,855,529	7.36%
	3 Month SOFR Futures September 25	6,842,925	7.35%
	E-Mini Russel 2000 June 25	(6,378,597)	-6.85%
	Euro-BOBL Futures June 25	(5,924,615)	-6.36%
	SWISS MKT Index Futures June 25	5,879,692	6.32%
	S&P/TSX 60 Index Futures June 25	5,122,092	5.50%
	TOPIX Index Futures June 25	5,030,919	5.40%
	CAN 10 Year Bond Futures June 25	4,460,267	4.79%
	Set50 Futures June 25	(4,431,874)	-4.76%
	Kospi2 Index Futures June 25	4,108,090	4.41%
	FTSE 100 Index Futures June 25	4,065,965	4.37%
	DAX Index Futures June 25	3,782,381	4.06%
	Euro STOXX 50 June 25	3,687,644	3.96%
	SPI 200 Futures April 25	(3,565,266)	-3.83%
	LME Copper Futures June 25	3,433,246	3.69%
	Soybean Futures July 25	(3,185,563)	-3.42%
	CAC 40 10 Euro Futures April 25	3,040,999	3.27%
	S&P 500 E-Mini Futures June 25	3,006,786	3.23%
	Euro-OAT Futures June 25	3,004,297	3.23%
	IBEX 35 Index Futures April 25	2,981,521	3.20%
	NASDAQ 100 E-Mini June 25	(2,980,975)	-3.20%
	Amsterdam Index Futures April 25	2,958,120	3.18%
	Wheat Futures (CBT) July 25	(2,861,312)	-3.07%
	FTSE/MIB Index Futures June 25	2,857,526	3.07%
	Cotton No.2 Futures July 25	(2,840,506)	-3.05%
	Soybean Futures May 25	(2,548,026)	-2.74%
	LME Nickel Futures June 25	(2,474,829)	-2.66%
	MSCI Emerging Markets June 25	2,455,632	2.64%
	Coffee 'C' Futures July 25	2,167,447	2.33%
	Silver Futures July 25	2,050,803	2.20%
	Silver Futures May 25	2,050,803	2.20%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	LME Copper Futures May 25	$2,040,694	2.19%
	Brent Crude Futures July 25	1,849,097	1.99%
	Wheat Futures (CBT) May 25	(1,798,302)	-1.93%
	Corn Futures July 25	(1,622,122)	-1.74%
	Cotton No.2 Futures May 25	(1,532,567)	-1.65%
	Corn Futures May 25	(1,526,172)	-1.64%
	WTI Crude Futures June 25	1,458,582	1.57%
	Coffee 'C' Futures May 25	1,383,502	1.49%
	LME Nickel Futures May 25	(1,318,087)	-1.42%
	FTSE/JSE Top 40 June 25	1,169,687	1.26%
	HANG SENG Index Futures April 25	1,144,289	1.23%
	HSCEI Futures April 25	1,141,832	1.23%
	Brent Crude Futures June 25	1,139,638	1.22%
	LME PRI Alum Futures June 25	(1,135,465)	-1.22%
	WTI Crude Futures May25	992,553	1.07%
	Cocoa Futures July 25	989,815	1.06%
	Cocoa Futures May 25	989,815	1.06%
	Sugar #11 (World) July 25	957,748	1.03%
FX Contract	USD/CNH April 2025	(19,268,977)	-20.70%
	USD/CAD April 2025	(16,920,506)	-18.18%
	USD/GBP April 2025	14,529,643	15.61%
	USD/NZD April 2025	(14,134,108)	-15.18%
	USD/SGD April 2025	(11,794,760)	-12.67%
	USD/AUD April 2025	(9,926,509)	-10.66%
	USD/CHF April 2025	(8,970,075)	-9.64%
	USD/KRW April 2025	(7,891,978)	-8.48%
	USD/ILS April 2025	(7,503,495)	-8.06%
	USD/HUF April 2025	7,443,244	8.00%
	USD/NOK April 2025	7,238,049	7.78%
	USD/BRL April 2025	6,921,845	7.44%
	USD/ZAR April 2025	6,818,116	7.32%
	USD/PLN April 2025	6,715,208	7.21%
	USD/JPY April 2025	(5,869,598)	-6.31%
	USD/CLP April 2025	4,284,819	4.60%
	USD/INR April 2025	3,519,533	3.78%
	USD/SEK April 2025	2,824,146	3.03%
	USD/PHP April 2025	2,776,630	2.98%
	USD/CZK April 2025	2,373,978	2.55%
	USD/CNH May 2025	(1,926,791)	-2.07%
	USD/IDR April 2025	1,862,804	2.00%
	USD/EUR April 2025	1,849,537	1.99%
	USD/TWD April 2025	(1,738,812)	-1.87%
	USD/CAD May 2025	(1,692,028)	-1.82%
	USD/GBP May 2025	1,452,968	1.56%
	USD/NZD May 2025	(1,413,386)	-1.52%
	USD/SGD May 2025	(1,179,511)	-1.27%
	USD/AUD May 2025	(992,655)	-1.07%
Currency	Swiss Franc Spot	5,879,692	6.32%
	US Dollar Spot	5,462,418	5.87%
	Japanese Yen Spot	5,030,919	5.40%
	British Pound Spot	4,065,965	4.37%
	Euro Spot	3,687,644	3.96%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

**JPUS1MMC Index: Seeks to monetize the tendency for the equity market to mean revert over short periods of time.

	Top Underlying Components	Notional	Percentage of Notional
Index	S&P 500 Total Return Index	$7,215,982	12.35%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$119,936,954	100.00%

**MSQSPB12 Index: This is a long volatility hedge, whereby the underlying the option is a basket of risk-recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Currency	USD Cash	$1,530,275,743	1596.15%
Future	S&P 500 E-Mini Futures June 25	60,676,615	63.29%
	CBOE VIX Futures April 25	(56,640,945)	-59.08%
	CBOE VIX Futures July 25	20,921,344	21.82%
	CBOE VIX Futures June 25	18,842,122	19.65%
	CBOE VIX Futures May 25	12,571,260	13.11%
	S&P 500 E-Mini Futures June 25	2,006,094	2.09%
Option	November 25 Puts on SPX	1,046,445	1.09%
	January 26 Puts on SPX	1,046,313	1.09%
	January 26 Puts on SPX	1,026,832	1.07%
	January 26 Puts on SPX	913,402	0.95%
	November 25 Puts on SPX	895,245	0.93%
	September 25 Puts on SPX	767,345	0.80%
	November 25 Puts on SPX	(732,907)	-0.76%
	January 26 Puts on SPX	681,992	0.71%
	October 25 Puts on SPX	659,958	0.69%
	January 26 Puts on SPX	(610,224)	-0.64%
	January 26 Puts on SPX	586,941	0.61%
	August 25 Puts on SPX	563,391	0.59%
	January 26 Puts on SPX	560,688	0.58%
	November 25 Puts on SPX	551,028	0.57%
	January 26 Puts on SPX	(548,697)	-0.57%
	November 25 Puts on SPX	540,683	0.56%
	October 25 Puts on SPX	523,588	0.55%
	February 26 Puts on SPX	485,016	0.51%
	September 25 Puts on SPX	467,033	0.49%
	December 25 Puts on SPX	465,831	0.49%
	December 25 Puts on SPX	454,271	0.47%
	August 25 Puts on SPX	451,961	0.47%
	January 26 Puts on SPX	(416,686)	-0.43%
	October 25 Puts on SPX	415,855	0.43%
	November 25 Puts on SPX	398,713	0.42%
	January 26 Puts on SPX	379,104	0.40%
	January 26 Puts on SPX	357,528	0.37%
	December 25 Puts on SPX	350,785	0.37%
	June 25 Puts on SPX	349,503	0.36%
	January 26 Puts on SPX	(340,232)	-0.35%
	January 26 Puts on SPX	334,178	0.35%
	November 25 Puts on SPX	332,174	0.35%
	December 25 Puts on SPX	330,927	0.35%
	May 25 Puts on SPX	326,428	0.34%
	August 25 Puts on SPX	326,215	0.34%
	September 25 Puts on SPX	322,012	0.34%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
December 25 Puts on SPX	$318,182	0.33%
January 26 Puts on SPX	(312,940)	-0.33%
November 25 Puts on SPX	(307,482)	-0.32%
November 25 Puts on SPX	306,933	0.32%
May 25 Puts on SPX	303,594	0.32%
November 25 Puts on SPX	299,890	0.31%
January 26 Puts on SPX	299,259	0.31%

**NMIVRPWS Index: This strategy sells delta-hedged swaption straddles in USD and EUR across 1m and 3m expiries on 10y and 30y tails and dynamically selects which currency and points to sell based on the highest implied vs realized volatility gap.

	Top Underlying Components	Notional	Percentage of Notional
Option	Swaption Straddle USD 1m10y	$(105,113,700)	-367.53%
	Swaption Straddle USD 1m30y	(43,524,922)	-152.19%
	Forward Interest Rate Swap USD 10y @ 04/2025	32,569,648	113.88%
	Swaption Straddle USD 3m30y	(25,540,541)	-89.30%
	Forward Interest Rate Swap USD 30y @ 04/2025	23,222,029	81.20%
	Forward Interest Rate Swap USD 30y @ 05/2025	1,675,257	5.86%

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	Norwegian Krone Spot	$(19,138,756)	-25.93%
	Swedish Krona Spot	(16,611,432)	-22.50%
	Australian Dollar Spot	12,915,489	17.50%
	New Zealand Dollar Spot	11,095,511	15.03%
	Canadian Dollar Spot	7,100,544	9.62%
	Japanese Yen Spot	5,973,840	8.09%
	Euro Spot	(3,608,640)	-4.89%
	British Pound Spot	(2,253,896)	-3.05%
	Swiss Franc Spot	1,661,476	2.25%

Amounts designated as “—“ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

  As of March 31, 2025, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount (000)	Counterparty	Rate	Value (000)
$(3,002)	Bank of America	4.82%	$(3,002)
(2,153)	Bank of America	4.85%	(2,153)
(2,700)	Bank of America	4.85%	(2,700)
(3,002)	Bank of America	4.85%	(3,002)
(3,683)	Bank of America	4.85%	(3,683)
(4,000)	Bank of America	4.85%	(4,000)
(6,669)	Bank of America	4.85%	(6,669)
(8,014)	Bank of America	4.85%	(8,014)
(4,000)	Bank of America	4.85%	(4,000)
(4,000)	Bank of America	4.85%	(4,000)
(3,797)	JPMorgan Chase	4.88%	(3,797)
(2,399)	JPMorgan Chase	4.89%	(2,399)
(4,816)	JPMorgan Chase	4.89%	(4,816)
(6,400)	JPMorgan Chase	4.90%	(6,400)
(1,999)	JPMorgan Chase	4.90%	(1,999)
(8,048)	JPMorgan Chase	4.92%	(8,048)
(6,758)	Bank of America	5.03%	(6,758)
(7,735)	Bank of America	5.05%	(7,735)
(4,000)	JPMorgan Chase	5.08%	(4,000)
			$(87,175)

For the period ended March 31, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $91,737 (000) and 4.90%, respectively.

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

MARCH 31, 2025

(Unaudited)

At March 31, 2025, sector weightings of the Fund are as follows.

Percentages based on total investments

SECTOR WEIGHTINGS
Mortgage-Backed Securities	62.0%
Asset-Backed Securities	9.6%
Financials	8.2%
Short-Term Investment	5.7%
Consumer Discretionary	2.8%
Industrials	2.7%
U.S. Treasury Obligations	2.3%
Information Technology	1.3%
Health Care	1.0%
Materials	1.0%
Utilities	0.9%
Communication Services	0.9%
Real Estate	0.7%
Consumer Staples	0.5%
Energy	0.4%
100.0%

See “Glossary” for abbreviations.

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY ALTERNATIVES FUND

MARCH 31, 2025 (Unaudited)

Glossary

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GBP — British Pound Sterling
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Sol
PHP — Philippines Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TWD — Taiwan Dollar
USD — U.S. Dollar
ZAR — South African Rand

Portfolio Abbreviations
ADR — American Depositary Receipt
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
EUR003M — 3 Months Euribor rate
EURIBOR — Euro London Interbank Offered Rate
FED Funds — Federal Funds Effective Rate
G10 — Group of Ten
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
IO — Interest Only
OTC — Over the Counter
OTM — Out of the Money
PIK — Payment-in-Kind
PPP — Purchasing Power Parity
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-Day Average
SONIA — Sterling Overnight Index Average
SONIO/N — Sterling Overnight Index Average index with a lookback period of 'N' days
SORA — Singapore Overnight Rate Average
SPDR — Standard & Poor's Depository Receipt
TBA — To Be Announced
TSFR1M — 1 Month CME Term Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

CHI-QH-002-0600